UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Pacer Trendpilot 750 ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.1%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	7,710	$181,416
Omnicom Group, Inc.	4,986	427,051
		608,467
Aerospace/Defense - 2.2%
Arconic, Inc.	8,904	202,922
B/E Aerospace, Inc.	1,941	119,313
Boeing Co.	11,741	1,918,714
General Dynamics Corp.	4,956	897,433
Harris Corp.	2,532	260,062
L3 Technologies, Inc.	1,565	248,350
Lockheed Martin Corp.	5,474	1,375,780
Northrop Grumman Corp.	3,746	858,134
Orbital ATK, Inc.	994	86,428
Raytheon Co.	6,165	888,746
Rockwell Collins, Inc.	2,441	221,545
Spirit AeroSystems Holdings, Inc. - Class A	2,539	152,467
TransDigm Group, Inc.	1,017	220,079
United Technologies Corp.	17,135	1,879,196
		9,329,169
Agriculture - 1.8%
Altria Group, Inc.	40,375	2,873,893
Archer-Daniels-Midland Co.	11,013	487,435
Bunge Ltd.	2,841	196,626
Philip Morris International, Inc.	30,396	2,921,967
Reynolds American, Inc.	18,477	1,111,022
		7,590,943
Airlines - 0.6%
Alaska Air Group, Inc.	2,207	207,061
American Airlines Group, Inc.	9,933	439,535
Delta Air Lines, Inc.	16,181	764,391
JetBlue Airways Corp. (a)	5,254	103,031
Southwest Airlines Co.	10,543	551,504
United Continental Holdings, Inc. (a)	6,224	438,605
		2,504,127
Apparel - 0.5%
Carter’s, Inc.	975	81,656
Hanesbrands, Inc.	7,667	181,785
NIKE, Inc. - Class B	25,272	1,336,889
Ralph Lauren Corp.	1,036	91,613
Skechers U.S.A, Inc. - Class A (a)	2,147	53,933
Under Armour, Inc. - Class A (a)	6,896	148,195
VF Corp.	7,260	373,745
		2,267,816
Auto Manufacturers - 0.7%
Ford Motor Co.	79,815	986,513
General Motors Co.	29,265	1,071,392
PACCAR, Inc.	6,416	431,861
Tesla Motors, Inc. (a)	2,369	596,822
		3,086,588
Auto Parts & Equipment - 0.3%
Adient PLC - ADR (a)	1,458	92,568
Allison Transmission Holdings, Inc.	2,987	104,485
Autoliv, Inc.	1,789	206,916
BorgWarner, Inc.	4,073	166,300
Goodyear Tire & Rubber Co.	5,399	174,874
Lear Corp.	1,529	217,256
WABCO Holdings, Inc. (a)	1,030	112,301
		1,074,700
Banks - 8.0%
Bank of America Corp.	212,616	4,813,626
Bank of New York Mellon Corp.	22,599	1,010,853
BB&T Corp.	17,316	799,826
Capital One Financial Corp.	9,569	836,235
Citigroup, Inc.	59,816	3,339,527
Citizens Financial Group, Inc.	9,807	354,719
Comerica, Inc.	3,259	220,080
Commerce Bancshares, Inc.	1,784	100,850
Cullen/Frost Bankers, Inc.	997	89,132
East West Bancorp, Inc.	2,603	133,898
Fifth Third Bancorp	15,213	397,059
First Republic Bank	2,709	255,540
Goldman Sachs Group, Inc.	7,835	1,796,722
Huntington Bancshares, Inc.	20,078	271,655
JPMorgan Chase & Co.	74,626	6,315,598
KeyCorp.	22,495	404,235

M&T Bank Corp.	2,759	448,531
Morgan Stanley	31,697	1,346,806
Northern Trust Corp.	4,788	397,213
PacWest Bancorp	2,091	115,841
PNC Financial Services Group, Inc.	10,140	1,221,465
Regions Financial Corp.	23,175	333,952
Signature Bank (a)	988	155,630
State Street Corp.	7,832	596,798
SunTrust Banks, Inc.	9,280	527,290
SVB Financial Group (a)	938	161,552
US Bancorp	33,435	1,760,353
Wells Fargo & Co.	95,623	5,386,444
Zions Bancorp	3,791	159,942
		33,751,372
Beverages - 1.9%
Brown-Forman Corp. - Class B	4,822	219,883
Coca-Cola Co.	80,953	3,365,216
Constellation Brands, Inc. - Class A	3,477	520,716
Dr Pepper Snapple Group, Inc.	3,565	325,128
Molson Coors Brewing Co. - Class B	2,973	286,954
Monster Beverage Corp. (a)	7,992	340,459
PepsiCo, Inc.	29,737	3,086,106
		8,144,462
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	3,842	502,073
Alnylam Pharmaceuticals, Inc. (a)	1,281	51,227
Amgen, Inc.	13,775	2,158,267
Biogen, Inc. (a)	4,096	1,135,575
BioMarin Pharmaceutical, Inc. (a)	2,774	243,086
Celgene Corp. (a)	16,145	1,875,242
Gilead Sciences, Inc.	27,443	1,988,245
Illumina, Inc. (a)	2,212	354,141
Incyte Corp. (a)	3,687	446,901
Ionis Pharmaceuticals, Inc. (a)	1,778	79,121
Regeneron Pharmaceuticals, Inc. (a)	1,453	522,048
Seattle Genetics, Inc. (a)	2,065	124,396
United Therapeutics Corp. (a)	735	120,268
Vertex Pharmaceuticals, Inc. (a)	3,912	335,923
		9,936,513
Building Materials - 0.4%
Fortune Brands Home & Security, Inc.	2,986	164,618
Johnson Controls International plc	9,368	412,005
Lennox International, Inc.	720	112,903
Martin Marietta Materials, Inc.	1,219	279,882
Masco Corp.	6,307	207,816
Owens Corning	2,164	119,561
Vulcan Materials Co.	2,437	312,740
		1,609,525
Chemicals - 1.9%
AdvanSix, Inc. (a)	647	16,621
Air Products & Chemicals, Inc.	4,195	586,293
Albemarle Corp.	1,932	178,980
Ashland Global Holdings, Inc.	1,191	141,765
Axalta Coating Systems Ltd. (a)	1,542	44,718
Celanese Corp. - Class A	2,732	230,581
CF Industries Holdings, Inc.	4,264	150,477
Dow Chemical Co.	23,379	1,394,090
Eastman Chemical Co.	2,852	221,030
EI du Pont de Nemours & Co.	16,175	1,221,213
FMC Corp.	2,215	133,254
International Flavors & Fragrances, Inc.	1,458	170,892
Monsanto Co.	9,183	994,611
Mosaic Co.	6,724	210,932
NewMarket Corp.	122	52,603
PPG Industries, Inc.	5,167	516,752
Praxair, Inc.	5,283	625,719
RPM International, Inc.	2,548	133,158
Sherwin-Williams Co.	1,718	521,946
Valspar Corp.	1,345	148,851
Valvoline, Inc.	781	18,080
Versum Materials, Inc. (a)	2,101	58,723
Westlake Chemical Corp.	841	52,066
WR Grace & Co.	1,369	94,926
		7,918,281
Commercial Services - 1.7%
AMERCO	199	74,957
Aramark	4,471	151,299
Automatic Data Processing, Inc.	9,458	955,163
Cintas Corp.	1,790	207,837
CoStar Group, Inc. (a)	676	136,620
Ecolab, Inc.	5,499	660,595
Equifax, Inc.	2,286	268,102

FleetCor Technologies, Inc. (a)	1,949	287,458
Gartner, Inc. (a)	1,568	155,796
Global Payments, Inc.	2,716	209,892
H&R Block, Inc.	4,108	88,158
Hertz Global Holdings, Inc. (a)	626	13,127
KAR Auction Services, Inc.	2,621	119,387
Live Nation Entertainment, Inc. (a)	3,030	86,719
ManpowerGroup, Inc.	1,357	129,539
MarketAxess Holdings, Inc.	712	133,322
Moody’s Corp.	3,469	359,631
PayPal Holdings, Inc. (a)	23,961	953,169
Quanta Services, Inc. (a)	2,698	96,831
Robert Half International, Inc.	2,669	125,603
Rollins, Inc.	2,296	80,957
S&P Global, Inc.	5,139	617,605
Sabre Corp.	4,391	107,580
Service Corp. International	3,202	93,274
ServiceMaster Global Holdings, Inc. (a)	2,617	96,777
Total System Services, Inc.	3,572	181,029
TransUnion (a)	1,656	52,214
United Rentals, Inc. (a)	1,641	207,603
Vantiv, Inc. - Class A (a)	1,493	92,924
Verisk Analytics, Inc. (a)	3,230	266,927
Western Union Co.	7,448	145,832
		7,155,927
Computers - 4.8%
Apple, Inc.	112,708	13,677,116
Cognizant Technology Solutions Corp. - Class A (a)	12,712	668,524
Computer Sciences Corp.	2,633	163,773
Conduent, Inc. (a)	3,569	53,392
CSRA, Inc.	2,918	90,516
Fortinet, Inc. (a)	2,759	91,764
Genpact Ltd. (a)	3,190	78,729
Hewlett Packard Enterprise Co.	35,242	799,289
HP, Inc.	35,885	540,069
International Business Machines Corp.	18,229	3,181,325
Leidos Holdings, Inc.	2,836	137,036
NCR Corp. (a)	2,379	102,345
NetApp, Inc.	4,520	173,206
Nutanix, Inc. (a)	310	9,384
Teradata Corp. (a)	2,610	76,630
Western Digital Corp.	5,858	467,058
		20,310,156
Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	18,107	1,169,350
Coty, Inc. - Class A	10,047	192,903
Edgewell Personal Care Co. (a)	1,138	89,720
Estee Lauder Cos., Inc.	4,040	328,088
Procter & Gamble Co.	56,204	4,923,470
		6,703,531
Distribution/Wholesale - 0.2%
Fastenal Co.	5,868	291,522
HD Supply Holdings, Inc. (a)	3,719	157,314
LKQ Corp. (a)	5,350	170,719
Watsco, Inc.	489	74,690
WW Grainger, Inc.	1,155	291,718
		985,963
Diversified Finanancial Services - 3.4%
Affiliated Managers Group, Inc. (a)	1,090	166,072
Alliance Data Systems Corp.	1,195	272,914
Ally Financial, Inc.	10,671	225,372
American Express Co.	15,790	1,206,040
Ameriprise Financial, Inc.	3,066	344,220
BlackRock, Inc.	2,663	995,909
CBOE Holdings, Inc.	1,580	125,800
Charles Schwab Corp.	24,485	1,009,761
CIT Group, Inc.	3,826	157,593
CME Group, Inc.	5,970	722,848
Discover Financial Services	8,358	579,042
E*TRADE Financial Corp. (a)	5,290	198,111
Eaton Vance Corp.	2,146	89,982
FNF Group	5,743	203,072
Franklin Resources, Inc.	8,222	326,742
Intercontinental Exchange, Inc.	12,634	737,320
Invesco Ltd.	8,657	250,360
Legg Mason, Inc.	1,904	60,338
MasterCard, Inc. - Class A	19,592	2,083,217
NASDAQ, Inc.	2,351	165,840
Navient Corp.	5,241	78,825
OneMain Holdings, Inc. (a)	993	22,223
Raymond James Financial, Inc.	2,494	186,875
Santander Consumer USA Holdings, Inc. (a)	2,503	33,090

SEI Investments Co.	2,458	119,238
Synchrony Financial	16,742	599,698
T Rowe Price Group, Inc.	5,152	347,451
TD Ameritrade Holding Corp.	6,022	277,915
Visa, Inc. - Class A	32,208	2,663,924
		14,249,792
Electric - 2.8%
AES Corp.	13,374	152,999
Alliant Energy Corp.	4,257	160,276
Ameren Corp.	4,927	259,407
American Electric Power Co., Inc.	9,755	624,905
Avangrid, Inc.	1,244	48,267
Calpine Corp. (a)	6,567	77,491
CMS Energy Corp.	4,626	197,068
Consolidated Edison, Inc.	5,951	442,457
Dominion Resources, Inc.	11,730	894,764
DTE Energy Co.	3,405	335,869
Duke Energy Corp.	14,450	1,134,903
Edison International	6,398	466,286
Entergy Corp.	3,434	246,012
Eversource Energy	6,087	336,733
Exelon Corp.	18,108	649,715
FirstEnergy Corp.	8,345	253,020
Great Plains Energy, Inc.	4,068	112,073
MDU Resources Group, Inc.	3,487	102,343
NextEra Energy, Inc.	9,714	1,201,816
NRG Energy, Inc.	5,749	95,088
OGE Energy Corp.	3,745	125,607
PG&E Corp.	10,687	661,418
Pinnacle West Capital Corp.	2,084	161,781
PPL Corp.	13,465	469,121
Public Service Enterprise Group, Inc.	9,938	439,757
SCANA Corp.	2,424	166,529
Southern Co.	20,754	1,025,870
WEC Energy Group, Inc.	5,991	353,769
Westar Energy, Inc.	2,720	148,757
Xcel Energy, Inc.	9,966	411,795
		11,755,896
Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	837	173,451
AMETEK, Inc.	4,167	212,934
Emerson Electric Co.	13,501	791,969
Hubbell, Inc.	916	111,825
		1,290,179
Electronics - 1.1%
Agilent Technologies, Inc.	6,392	313,016
Amphenol Corp. - Class A	4,879	329,284
Arrow Electronics, Inc. (a)	1,597	117,411
Avnet, Inc.	2,438	113,221
Corning, Inc.	19,946	528,370
FLIR Systems, Inc.	2,613	92,317
Fortive Corp.	5,921	327,491
Gentex Corp.	5,607	117,130
Honeywell International, Inc.	15,867	1,877,383
Jabil Circuit, Inc.	3,237	77,623
Keysight Technologies, Inc. (a)	3,304	122,479
Mettler-Toledo International, Inc. (a)	452	192,837
PerkinElmer, Inc.	2,021	107,497
Trimble, Inc. (a)	3,997	118,391
Waters Corp. (a)	1,641	232,448
		4,666,898
Energy-Alternate Sources - 0.0% (b)
First Solar, Inc. (a)	1,550	48,345
Engineering & Construction - 0.1%
Fluor Corp.	2,827	156,899
Jacobs Engineering Group, Inc. (a)	2,157	126,292
		283,191
Entertainment - 0.1%
Six Flags Entertainment Corp.	1,456	86,749
Vail Resorts, Inc.	773	132,600
		219,349
Environmental Control - 0.2%
Republic Services, Inc.	4,830	277,145
Stericycle, Inc. (a)	1,725	133,066
Waste Management, Inc.	8,767	609,307
		1,019,518
Food - 1.9%
Blue Buffalo Pet Products, Inc. (a)	2,126	51,556
Campbell Soup Co.	4,201	261,428
ConAgra Foods, Inc.	8,865	346,533
General Mills, Inc.	11,672	729,267
Hain Celestial Group, Inc. (a)	2,006	79,357

Hershey Co.	3,190	336,449
Hormel Foods Corp.	5,558	201,755
Ingredion, Inc.	1,382	177,159
JM Smucker Co.	2,431	330,251
Kellogg Co.	5,292	384,781
Kroger Co.	17,454	592,738
Lamb Weston Holdings, Inc.	2,959	110,548
McCormick & Co., Inc.	1,983	189,476
Mondelez International, Inc. - Class A	32,206	1,426,082
Pilgrim’s Pride Corp.	1,309	25,054
Pinnacle Foods, Inc.	2,319	123,348
Post Holdings, Inc. (a)	1,118	93,554
Sysco Corp.	11,468	601,611
The Kraft Heinz Co.	12,905	1,152,288
TreeHouse Foods, Inc. (a)	983	74,590
Tyson Foods, Inc. - Class A	4,879	306,352
US Foods Holding Corp. (a)	1,190	32,368
WhiteWave Foods Co. (a)	3,437	189,241
Whole Foods Market, Inc.	6,171	186,488
		8,002,274
Forest Products & Paper - 0.1%
International Paper Co.	8,078	457,215
Gas - 0.3%
Atmos Energy Corp.	1,941	147,865
CenterPoint Energy, Inc.	8,157	213,795
National Fuel Gas Co.	1,650	92,648
NiSource, Inc.	6,527	146,009
Sempra Energy	4,954	507,240
UGI Corp.	3,236	150,053
		1,257,610
Hand/Machine Tools - 0.2%
Lincoln Electric Holdings, Inc.	1,105	92,124
Snap-On, Inc.	1,179	214,024
Stanley Black & Decker, Inc.	2,954	366,296
		672,444
Healthcare-Products - 2.5%
Abbott Laboratories	35,258	1,472,743
ABIOMED, Inc. (a)	736	78,288
Alere, Inc. (a)	1,681	62,197
Align Technology, Inc. (a)	1,413	129,558
Baxter International, Inc.	11,581	554,846
Becton Dickinson and Co.	4,406	781,140
Boston Scientific Corp. (a)	23,028	554,054
CR Bard, Inc.	1,391	330,126
Danaher Corp.	12,789	1,073,253
DENTSPLY SIRONA, Inc.	4,758	269,779
Edwards Lifesciences Corp. (a)	4,019	386,788
Henry Schein, Inc. (a)	1,392	222,525
Hologic, Inc. (a)	5,104	206,865
IDEXX Laboratories, Inc. (a)	1,718	210,163
Intuitive Surgical, Inc. (a)	762	527,830
OPKO Health, Inc. (a)	7,946	69,051
Patterson Cos., Inc.	1,459	60,709
ResMed, Inc.	2,688	181,547
Stryker Corp.	6,759	834,939
Teleflex, Inc.	844	141,564
The Cooper Cos., Inc.	839	154,888
Thermo Fisher Scientific, Inc.	8,323	1,268,342
Varex Imaging Corp. (a)	722	20,757
Varian Medical Systems, Inc. (a)	1,805	140,158
West Pharmaceutical Services, Inc.	1,290	109,173
Zimmer Biomet Holdings, Inc.	4,223	499,708
		10,340,991
Healthcare-Services - 2.0%
Acadia Healthcare Co., Inc. (a)	1,640	62,927
Aetna, Inc.	7,358	872,732
Anthem, Inc.	5,517	850,390
Centene Corp. (a)	3,462	219,041
Cigna Corp.	5,384	787,248
DaVita, Inc. (a)	3,407	217,196
HCA Holdings, Inc. (a)	6,507	522,382
Humana, Inc.	2,794	554,609
Laboratory Corp. of American Holdings (a)	1,967	263,991
MEDNAX, Inc. (a)	1,785	122,005
Quest Diagnostics, Inc.	2,493	229,157
Quintiles Transnational Holdings, Inc. (a)	3,721	292,061
UnitedHealth Group, Inc.	18,691	3,029,811
Universal Health Services, Inc. - Class B	1,690	190,345
WellCare Health Plans, Inc. (a)	844	122,836
		8,336,731
Holding Companies-Diversified - 0.0% (b)
Leucadia National Corp.	6,954	165,853

Home Builders - 0.2%
DR Horton, Inc.	6,046	180,836
Lennar Corp. - Class A	3,264	145,738
NVR, Inc. (a)	69	128,202
PulteGroup, Inc.	5,942	127,812
Toll Brothers, Inc. (a)	2,703	84,766
		667,354
Home Furnishings - 0.1%
Harman International Industries, Inc.	1,324	147,176
Leggett & Platt, Inc.	2,487	118,680
Whirlpool Corp.	1,541	269,505
		535,361
Household Products/Wares - 0.4%
Avery Dennison Corp.	1,771	129,319
Church & Dwight Co., Inc.	4,868	220,131
Clorox Co.	2,425	291,000
Kimberly-Clark Corp.	7,141	864,989
		1,505,439
Housewares - 0.2%
Newell Brands, Inc.	9,898	468,473
Scotts Miracle-Gro Co. - Class A	929	85,440
Toro Co.	2,112	124,460
		678,373
Insurance - 4.1%
Aflac, Inc.	7,946	556,141
Alleghany Corp. (a)	296	181,025
Allstate Corp.	7,852	590,549
American Financial Group, Inc.	1,431	123,309
American International Group, Inc.	19,619	1,260,717
AmTrust Financial Services, Inc.	2,053	54,179
Arch Capital Group Ltd. (a)	1,583	139,858
Arthur J Gallagher & Co.	3,158	169,995
Assurant, Inc.	1,132	109,951
Assured Guaranty Ltd.	2,759	107,353
Axis Capital Holdings Ltd.	1,451	92,878
Berkshire Hathaway, Inc. - Class B (a)	41,490	6,810,169
Brown & Brown, Inc.	2,283	96,183
Cincinnati Financial Corp.	2,900	204,682
CNA Financial Corp.	605	25,198
Erie Indemnity Co. - Class A	442	49,553
Everest Re Group Ltd.	574	126,240
Hartford Financial Services Group, Inc.	7,157	348,617
Lincoln National Corp.	4,434	299,339
Loews Corp.	6,304	293,640
Markel Corp. (a)	271	250,675
Marsh & McLennan Cos., Inc.	10,933	743,663
MetLife, Inc.	19,614	1,067,198
Old Republic International Corp.	4,679	97,323
Principal Financial Group, Inc.	5,499	313,938
Progressive Corp.	11,450	428,688
Prudential Financial, Inc.	9,016	947,672
Reinsurance Group of America, Inc.	1,160	145,545
RenaissanceRe Holdings Ltd.	740	100,877
Torchmark Corp.	2,318	170,466
Travelers Cos., Inc.	6,067	714,571
Unum Group	4,345	197,393
Voya Financial, Inc.	4,187	168,401
WR Berkley Corp.	1,669	112,173
		17,098,159
Internet - 6.8%
Alphabet, Inc. - Class C (a)	11,920	9,497,737
Amazon.com, Inc. (a)	8,296	6,831,590
CDW Corp.	2,716	139,901
eBay, Inc. (a)	22,307	710,032
Expedia, Inc.	2,094	254,610
F5 Networks, Inc. (a)	1,361	182,415
Facebook, Inc. - Class A (a)	45,700	5,955,624
GoDaddy, Inc. - Class A (a)	323	11,541
IAC/InterActiveCorp. (a)	1,431	98,467
Liberty Expedia Holdings, Inc. (a)	1,023	45,022
Liberty Ventures (a)	1,517	66,217
Match Group, Inc. (a)	3,001	52,127
Netflix, Inc. (a)	7,934	1,116,393
Palo Alto Networks, Inc. (a)	1,927	284,348
Symantec Corp.	12,579	346,551
The Priceline Group, Inc. (a)	1,040	1,638,135
TripAdvisor, Inc. (a)	1,922	101,674
Twitter, Inc. (a)	14,185	249,940
VeriSign, Inc. (a)	1,644	131,865
Yahoo!, Inc. (a)	18,657	822,214
Zillow Group, Inc. - Class C (a)	1,955	69,168
		28,605,571

Investment Companies - 0.0% (b)
Ares Capital Corp.	9,324	157,572
Iron/Steel - 0.1%
Nucor Corp.	5,959	346,158
Reliance Steel & Aluminum Co.	1,388	110,554
Steel Dynamics, Inc.	4,727	159,820
		616,532
Leisure Time - 0.3%
Carnival Corp.	8,322	460,872
Harley-Davidson, Inc.	3,676	209,679
Norwegian Cruise Line Holdings Ltd. (a)	609	28,623
Polaris Industries, Inc.	1,153	96,933
Royal Caribbean Cruises Ltd.	2,900	271,527
		1,067,634
Lodging - 0.4%
Hilton Grand Vacations, Inc. (a)	263	7,717
Hilton Worldwide Holdings, Inc.	883	50,843
Hyatt Hotels Corp. - Class A (a)	749	40,978
Las Vegas Sands Corp.	8,062	423,900
Marriott International, Inc. - Class A	6,676	564,789
MGM Resorts International (a)	9,210	265,248
Wyndham Worldwide Corp.	1,975	156,143
Wynn Resorts Ltd.	1,839	186,530
		1,696,148
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	12,250	1,171,835
Machinery-Diversified - 0.7%
AGCO Corp.	1,344	84,403
Cummins, Inc.	3,564	523,944
Deere & Co.	5,403	578,391
Flowserve Corp.	2,649	130,225
Graco, Inc.	1,006	90,128
IDEX Corp.	1,372	123,699
Middleby Corp. (a)	1,196	160,479
Nordson Corp.	858	97,409
Rockwell Automation, Inc.	2,733	404,457
Roper Technologies, Inc.	1,877	360,102
Wabtec Corp.	1,503	130,220
Xylem, Inc.	3,679	181,411
		2,864,868
Media - 3.2%
AMC Networks, Inc. - Class A (a)	1,070	61,365
CBS Corp. - Class B	7,653	493,542
Charter Communications, Inc. - Class A (a)	4,647	1,505,396
Comcast Corp. - Class A	47,523	3,584,185
Discovery Communications, Inc. - Class A (a)	2,807	79,578
DISH Network Corp. - Class A (a)	4,251	251,532
FactSet Research Systems, Inc.	783	135,498
Liberty Broadband Corp. - Class A (a)	3,851	322,252
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	6,951	251,904
News Corp. - Class A	6,989	85,895
Scripps Networks Interactive, Inc. - Class A	1,959	149,197
Sirius XM Holdings, Inc.	39,789	187,804
TEGNA, Inc.	4,416	101,171
Thomson Reuters Corp.	6,714	301,056
Time Warner, Inc.	16,131	1,562,287
Twenty-First Century Fox, Inc. - Class A	19,856	623,081
Viacom, Inc. - Class B	6,366	268,263
Walt Disney Co.	30,525	3,377,591
		13,341,597
Mining - 0.2%
Alcoa Corp. (a)	4,116	150,028
Freeport-McMoRan, Inc. (a)	24,328	405,061
Newmont Mining Corp.	10,064	365,122
Southern Copper Corp.	1,902	72,961
		993,172
Miscellaneous Manufacturing - 2.6%
3M Co.	12,414	2,170,216
AO Smith Corp.	2,658	129,578
AptarGroup, Inc.	987	72,021
Carlisle Cos., Inc.	1,074	117,184
Colfax Corp. (a)	1,895	73,905
Donaldson Co., Inc.	2,287	96,626
Dover Corp.	3,151	244,990
Eaton Corp. PLC	9,606	679,913
General Electric Co.	184,393	5,476,472
Illinois Tool Works, Inc.	6,175	785,460
Parker-Hannifin Corp.	2,662	391,660
Pentair PLC	3,672	215,289
Textron, Inc.	5,179	245,329
		10,698,643

Office/Business Equipment - 0.0% (b)
Pitney Bowes, Inc.	3,494	55,624
Xerox Corp.	17,863	123,791
		179,415
Oil & Gas - 5.4%
Anadarko Petroleum Corp.	11,089	771,018
Antero Resources Corp. (a)	3,537	86,338
Apache Corp.	7,956	475,928
Cabot Oil & Gas Corp.	8,512	182,838
Chevron Corp.	39,246	4,370,042
Cimarex Energy Co.	1,777	240,268
Concho Resources, Inc. (a)	2,353	328,102
ConocoPhillips	25,301	1,233,677
Continental Resources, Inc. (a)	2,007	97,460
Devon Energy Corp.	10,868	494,929
Diamondback Energy, Inc. (a)	1,357	142,716
Energen Corp. (a)	1,667	89,835
EOG Resources, Inc.	11,175	1,135,157
EQT Corp.	3,237	196,259
Exxon Mobil Corp.	86,625	7,266,971
Helmerich & Payne, Inc.	1,493	106,242
Hess Corp.	5,937	321,667
HollyFrontier Corp.	2,957	85,664
Marathon Oil Corp.	16,083	269,390
Marathon Petroleum Corp.	10,999	528,502
Murphy Oil Corp.	2,616	75,629
Newfield Exploration Co. (a)	3,718	149,017
Noble Energy, Inc.	6,978	277,445
Occidental Petroleum Corp.	15,538	1,053,010
Parsley Energy, Inc. - Class A (a)	3,324	117,071
Phillips 66	9,384	765,922
Pioneer Natural Resources Co.	3,593	647,566
Range Resources Corp.	4,405	142,458
Southwestern Energy Co. (a)	7,799	70,269
Tesoro Corp.	2,406	194,525
Valero Energy Corp.	9,488	623,931
		22,539,846
Oil & Gas Services - 0.9%
Baker Hughes, Inc.	8,099	510,885
Halliburton Co.	16,691	944,210
National Oilwell Varco, Inc.	7,330	277,147
Schlumberger Ltd.	26,568	2,224,007
		3,956,249
Packaging & Containers - 0.3%
Ball Corp.	3,421	260,885
Bemis Co., Inc.	1,775	86,478
Berry Plastics Group, Inc. (a)	2,394	122,166
Crown Holdings, Inc. (a)	2,709	146,747
Packaging Corp. of America	1,722	158,734
Sealed Air Corp.	3,967	192,399
Sonoco Products Co.	1,864	102,427
WestRock Co.	3,897	207,944
		1,277,780
Pharmaceuticals - 5.8%
AbbVie, Inc.	29,842	1,823,645
Alkermes PLC (a)	2,634	142,526
Allergan PLC (a)	7,687	1,682,607
AmerisourceBergen Corp.	3,329	290,555
Bristol-Myers Squibb Co.	34,437	1,692,923
Cardinal Health, Inc.	6,348	475,846
DexCom, Inc. (a)	1,525	120,704
Eli Lilly & Co.	18,990	1,462,800
Endo International PLC (a)	3,263	39,939
Express Scripts Holding Co. (a)	12,096	833,172
Herbalife Ltd. (a)	1,455	81,771
Johnson & Johnson	56,742	6,426,031
McKesson Corp.	4,536	631,184
Mead Johnson Nutrition Co.	3,128	220,399
Merck & Co., Inc.	57,226	3,547,440
Pfizer, Inc.	127,560	4,047,479
Premier, Inc. - Class A (a)	886	28,228
VCA, Inc. (a)	1,528	138,437
Zoetis, Inc.	10,465	574,947
		24,260,633
Pipelines - 0.6%
Cheniere Energy, Inc. (a)	4,939	235,343
Kinder Morgan, Inc.	41,776	933,276
ONEOK, Inc.	3,891	214,433
Spectra Energy Corp.	14,666	610,839
Targa Resources Corp.	3,545	204,263
Williams Cos., Inc.	14,051	405,231
		2,603,385

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	6,958	211,245
Howard Hughes Corp. (a)	833	88,806
Jones Lang LaSalle, Inc.	725	74,697
		374,748
Retail - 5.8%
Advance Auto Parts, Inc.	1,509	247,838
AutoNation, Inc. (a)	1,358	72,137
AutoZone, Inc. (a)	505	366,115
Bed Bath & Beyond, Inc.	2,892	116,692
Best Buy Co., Inc.	4,123	183,556
Burlington Stores, Inc. (a)	1,462	122,369
CarMax, Inc. (a)	3,503	233,685
Casey’s General Stores, Inc.	750	86,175
Chipotle Mexican Grill, Inc. (a)	467	196,813
Coach, Inc.	5,645	210,841
Copart, Inc. (a)	1,931	109,565
Costco Wholesale Corp.	8,991	1,474,074
CVS Health Corp.	22,230	1,751,946
Darden Restaurants, Inc.	2,404	176,165
Dick’s Sporting Goods, Inc.	1,325	68,370
Dollar General Corp.	5,358	395,528
Dollar Tree, Inc. (a)	4,837	373,368
Domino’s Pizza, Inc.	606	105,771
Foot Locker, Inc.	2,614	179,164
Gap, Inc.	4,855	111,811
Genuine Parts Co.	2,837	274,650
Home Depot, Inc.	23,635	3,251,703
Kohl’s Corp.	3,481	138,648
L Brands, Inc.	4,555	274,257
Liberty Interactive Corp. QVC Group - Class A (a)	6,953	133,359
Lowe’s Cos., Inc.	17,909	1,308,790
Macy’s, Inc.	6,467	191,035
McDonald’s Corp.	17,131	2,099,747
Michaels Cos., Inc. (a)	649	12,766
MSC Industrial Direct Co., Inc.	1,271	129,833
Nordstrom, Inc.	2,672	118,156
O’Reilly Automotive, Inc. (a)	2,004	525,589
Panera Bread Co. - Class A (a)	394	82,370
PVH Corp.	1,643	154,130
Rite Aid Corp. (a)	21,771	122,353
Ross Stores, Inc.	7,352	486,041
Sally Beauty Holdings, Inc. (a)	2,278	54,216
Signet Jewelers Ltd.	1,582	122,874
Staples, Inc.	13,122	120,722
Starbucks Corp.	28,498	1,573,660
Target Corp.	11,778	759,445
Tiffany & Co.	2,081	163,816
TJX Cos., Inc.	12,836	961,673
Tractor Supply Co.	2,711	199,719
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,196	325,647
Urban Outfitters, Inc. (a)	1,880	49,895
Walgreens Boots Alliance, Inc.	19,366	1,586,850
Wal-Mart Stores, Inc.	32,060	2,139,684
Williams-Sonoma, Inc.	1,278	61,612
Yum! Brands, Inc.	7,694	504,188
		24,509,411
Savings&Loans - 0.1%
New York Community Bancorp, Inc.	9,340	141,874
People’s United Financial, Inc.	5,897	110,569
TFS Financial Corp.	1,345	23,524
		275,967
Semiconductors - 2.8%
Advanced Micro Devices, Inc. (a)	14,141	146,642
Analog Devices, Inc.	5,831	436,975
Applied Materials, Inc.	22,850	782,613
Intel Corp.	99,391	3,659,577
IPG Photonics Corp. (a)	734	84,403
KLA-Tencor Corp.	2,887	245,713
Lam Research Corp.	2,848	327,121
Linear Technology Corp.	4,430	279,666
Marvell Technology Group Ltd.	8,097	120,402
Maxim Integrated Products, Inc.	5,332	237,167
Microchip Technology, Inc.	4,365	293,983
Micron Technology, Inc. (a)	20,140	485,575
NVIDIA Corp.	9,476	1,034,590
ON Semiconductor Corp. (a)	8,053	107,266
QUALCOMM, Inc.	30,443	1,626,569
Skyworks Solutions, Inc.	3,435	315,127
Texas Instruments, Inc.	17,655	1,333,659
Xilinx, Inc.	4,806	279,709
		11,796,757

Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	827	160,405
Software - 5.2%
Activision Blizzard, Inc.	13,545	544,644
Adobe Systems, Inc. (a)	9,042	1,025,182
Akamai Technologies, Inc. (a)	3,286	225,387
ANSYS, Inc. (a)	1,531	142,781
athenahealth, Inc. (a)	497	62,617
Autodesk, Inc. (a)	4,211	342,523
Black Knight Financial Services, Inc. - Class A (a)	344	12,539
Broadridge Financial Solutions, Inc.	2,241	149,094
CA, Inc.	6,051	189,215
Cadence Design System, Inc. (a)	5,768	150,141
Cerner Corp. (a)	6,416	344,603
Citrix Systems, Inc. (a)	3,150	287,249
Dun & Bradstreet Corp.	632	77,496
Electronic Arts, Inc. (a)	5,586	466,040
Fidelity National Information Services, Inc.	6,705	532,511
First Data Corp. - Class A (a)	5,066	77,712
Fiserv, Inc. (a)	4,262	457,867
Intuit, Inc.	4,568	541,673
Jack Henry & Associates, Inc.	1,495	134,221
Microsoft Corp.	162,481	10,504,397
MSCI, Inc.	1,634	135,214

Nuance Communications, Inc. (a)	5,554	88,086
Oracle Corp.	66,669	2,674,094
Paychex, Inc.	6,269	377,958
Red Hat, Inc. (a)	3,442	261,179
Salesforce.com, Inc. (a)	12,404	981,156
ServiceNow, Inc. (a)	3,481	315,448
Splunk, Inc. (a)	2,456	142,104
SS&C Technologies Holdings, Inc.	3,564	114,511
Synopsys, Inc. (a)	2,845	178,922
Tableau Software, Inc. - Class A (a)	171	8,181
Tyler Technologies, Inc. (a)	606	88,488
Ultimate Software Group, Inc. (a)	500	96,830
Veeva Systems, Inc. - Class A (a)	1,792	75,855
VMware, Inc. - Class A (a)	1,798	157,397
Workday, Inc. - Class A (a)	438	36,393
		21,999,708
Telecommunications - 3.6%
Arista Networks, Inc. (a)	851	79,994
ARRIS International PLC (a)	3,410	97,458
AT&T, Inc.	129,650	5,466,044
CenturyLink, Inc.	9,974	257,928
Cisco Systems, Inc.	104,106	3,198,136
CommScope Holding Co., Inc. (a)	3,047	115,237
Frontier Communications Corp.	23,822	83,139
Juniper Networks, Inc.	7,099	190,111
Level 3 Communications, Inc. (a)	5,994	356,403
Motorola Solutions, Inc.	3,194	257,788
Sprint Corp. (a)	14,217	131,223
T-Mobile US, Inc. (a)	6,505	405,066
Verizon Communications, Inc.	85,796	4,204,862
Zayo Group Holdings, Inc. (a)	4,059	129,726
		14,973,115
Textiles - 0.1%
Mohawk Industries, Inc. (a)	1,258	271,527
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	2,087	172,198
Mattel, Inc.	6,531	171,178
		343,376
Transportation - 1.5%
CH Robinson Worldwide, Inc.	2,638	200,646
CSX Corp.	18,558	860,906
Expeditors International of Washington, Inc.	3,446	179,468
FedEx Corp.	4,852	917,562
Genesee & Wyoming, Inc. (a)	971	73,175
JB Hunt Trasport Services, Inc.	1,898	188,054
Kansas City Southern	2,190	188,143
Norfolk Southern Corp.	6,140	721,204
Old Dominion Freight Line, Inc. (a)	1,507	133,038
Union Pacific Corp.	16,256	1,732,564
United Parcel Service, Inc. - Class B	10,926	1,192,354
		6,387,114
Water - 0.1%
American Water Works Co., Inc.	3,373	247,713
Aqua America, Inc.	3,403	103,485
		351,198
TOTAL COMMON STOCKS (Cost $363,703,087)		403,702,718

REITS - 3.8%
AGNC Investment Corp.	6,351	118,573
Alexandria Real Estate Equities, Inc.	1,539	170,552
American Campus Communities, Inc.	2,917	141,825
American Homes 4 Rent - Class A	5,099	113,606
American Tower Corp.	9,022	933,777
Annaly Capital Management, Inc.	19,320	197,450
Apartment Investment & Management Co.	3,495	154,025
Apple Hospitality REIT, Inc.	5,041	100,921
AvalonBay Communities, Inc.	3,062	530,675
Boston Properties, Inc.	3,429	448,856
Brixmor Property Group, Inc.	6,537	157,738
Camden Property Trust	1,944	162,460
Crown Castle International Corp.	7,070	620,958
CubeSmart	3,967	99,691
DDR Corp.	7,178	108,962

Digital Realty Trust, Inc.		3,580	385,315
Douglas Emmett, Inc.		3,409	128,996
Duke Realty Corp.		7,727	187,998
Equinix, Inc.		1,608	619,048
Equity LifeStyle Properties, Inc.		1,899	140,412
Equity Residential		8,160	495,883
Essex Property Trust, Inc.		1,459	327,254
Extra Space Storage, Inc.		2,794	201,308
Federal Realty Investment Trust		1,585	222,582
Forest City Realty Trust, Inc. - Class A		5,407	122,415
Gaming and Leisure Properties, Inc.		3,930	124,306
GGP, Inc.		11,240	279,202
HCP, Inc.		10,428	316,177
Highwoods Properties, Inc.		2,220	114,130
Host Hotels & Resorts, Inc.		16,682	301,444
Iron Mountain, Inc.		3,641	130,348
Kilroy Realty Corp.		2,059	154,116
Kimco Realty Corp.		9,370	233,219
Lamar Advertising Co. - Class A		1,260	95,155
Liberty Property Trust		3,277	125,804
Macerich Co.		2,557	175,640
Mid-America Apartment Communities, Inc.		2,556	242,692
National Retail Properties, Inc.		2,542	110,831
Omega Healthcare Investors, Inc.		3,074	98,583
Park Hotels & Resorts, Inc.		530	14,390
Prologis, Inc.		11,726	572,815
Public Storage		3,519	756,585
Quality Care Properties, Inc. (a)		2,085	38,489
Realty Income Corp.		4,485	267,441
Regency Centers Corp.		2,244	156,474
SBA Communications Corp. (a)		2,600	273,676
Senior Housing Properties Trust		5,302	101,003
Simon Property Group, Inc.		7,042	1,294,108
SL Green Realty Corp.		2,242	244,311
Spirit Realty Capital, Inc.		9,201	96,795
Starwood Property Trust, Inc.		4,726	105,201
Sun Communities, Inc.		1,553	122,314
Taubman Centers, Inc.		1,268	89,825
UDR, Inc.		5,961	208,337
Ventas, Inc.		7,929	488,982
VEREIT, Inc.		15,774	134,552
Vornado Realty Trust		4,553	484,029
Weingarten Realty Investors		2,800	99,764
Welltower, Inc.		7,968	528,278
Weyerhaeuser Co.		15,680	491,254
TOTAL REITS (Cost $16,270,463)			15,961,550

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (c)		436,135	436,135
TOTAL SHORT-TERM INVESTMENTS (Cost $436,135)			436,135

Total Investments (Cost $380,409,685) - 100.0%			420,100,403
Liabilities in Excess of Other Assets - 0.0% (b)			(38,711)
TOTAL NET ASSETS - 100.0%			$420,061,692

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)		Rate disclosed is the seven day yield as of January 31, 2017.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments		$380,409,685
Gross unrealized appreciation		47,491,892
Gross unrealized depreciation		(7,801,174)
Net unrealized appreciation		$39,690,718

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 450 ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 86.4%
Aerospace/Defense - 1.3%
B/E Aerospace, Inc.	11,064	$680,104
Curtiss-Wright Corp.	4,257	417,441
HEICO Corp. - Class A	3,935	260,891
Orbital ATK, Inc.	6,074	528,134
Spirit AeroSystems Holdings, Inc. - Class A	13,411	805,331
Teledyne Technologies, Inc. (a)	3,131	384,706
		3,076,607
Agriculture - 0.1%
Vector Group Ltd.	11,791	260,109
Airlines - 0.4%
JetBlue Airways Corp. (a)	29,869	585,731
Spirit Airlines, Inc. (a)	7,378	398,707
		984,438
Apparel - 0.4%
Carter’s, Inc.	5,434	455,098
Columbia Sportswear Co.	3,582	194,753
Skechers U.S.A, Inc. - Class A (a)	12,549	315,231
		965,082
Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	16,952	592,981
Tenneco, Inc. (a)	5,215	351,752
WABCO Holdings, Inc. (a)	5,363	584,728
		1,529,461
Banks - 5.5%
Bank of Hawaii Corp.	4,370	375,427
Bank of the Ozarks, Inc.	13,347	732,350
BankUnited, Inc.	12,412	474,138
BOK Financial Corp.	2,629	216,209
Chemical Financial Corp.	7,469	369,193
Commerce Bancshares, Inc.	10,261	580,054
Cullen/Frost Bankers, Inc.	6,450	576,630
East West Bancorp, Inc.	14,586	750,304
First Citizens BancShares, Inc. - Class A	1,048	384,343
First Hawaiian, Inc.	2,842	93,758
First Horizon National Corp.	23,009	460,180
Home BancShares, Inc.	15,288	411,859
MB Financial, Inc.	9,206	409,943
PacWest Bancorp	11,560	640,424
Popular, Inc.	11,297	501,926
PrivateBancorp, Inc.	8,582	469,092
Prosperity Bancshares, Inc.	7,473	542,764
Signature Bank (a)	5,898	929,053
SVB Financial Group (a)	5,330	917,986
Synovus Financial Corp.	13,317	555,052

Umpqua Holdings Corp.	22,415	410,419
Webster Financial Corp.	9,869	518,320
Western Alliance Bancorp (a)	12,653	624,805
Zions Bancorp	22,139	934,044
		12,878,273
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	7,373	294,846
AquaBounty Technologies, Inc. (a)	95	1,310
Bio-Rad Laboratories, Inc. - Class A (a)	2,343	445,357
Charles River Laboratories International, Inc. (a)	5,031	406,505
Intercept Pharmaceuticals, Inc. (a)	1,666	182,844
Intrexon Corp. (a)	6,602	139,698
Ionis Pharmaceuticals, Inc. (a)	10,089	448,961
Juno Therapeutics, Inc. (a)	8,677	185,167
Seattle Genetics, Inc. (a)	11,604	699,025
Ultragenyx Pharmaceutical, Inc. (a)	2,717	203,802
United Therapeutics Corp. (a)	3,968	649,284
		3,656,799
Building Materials - 0.9%
Eagle Materials, Inc.	4,950	517,671
Lennox International, Inc.	4,021	630,533
Owens Corning	12,336	681,564
USG Corp. (a)	10,858	332,146
		2,161,914
Chemicals - 2.9%
Ashland Global Holdings, Inc.	6,767	805,476
Axalta Coating Systems Ltd. (a)	9,032	261,928
Cabot Corp.	6,389	353,759
FMC Corp.	13,542	814,687
Huntsman Corp.	24,408	497,679
NewMarket Corp.	711	306,562
Olin Corp.	15,675	410,842
PolyOne Corp.	8,917	304,159
RPM International, Inc.	14,524	759,024
Sensient Technologies Corp.	4,732	363,181
Univar, Inc. (a)	7,087	211,334
Valspar Corp.	8,114	897,976
Westlake Chemical Corp.	4,937	305,650
WR Grace & Co.	7,630	529,064
		6,821,321
Coal - 0.2%
CONSOL Energy, Inc.	26,581	450,282
Commercial Services - 6.0%
AMERCO	1,098	413,584
Avis Budget Group, Inc. (a)	7,990	297,388
Booz Allen Hamilton Holding Corp.	15,463	522,959
Bright Horizons Family Solutions, Inc. (a)	5,335	378,038
CoreLogic, Inc. (a)	9,401	331,573
CoStar Group, Inc. (a)	3,878	783,744
Deluxe Corp.	4,853	353,541
Euronet Worldwide, Inc. (a)	5,687	406,734
Gartner, Inc. (a)	8,867	881,025

Graham Holdings Co. - Class B	396	205,742
H&R Block, Inc.	23,301	500,039
Hertz Global Holdings, Inc. (a)	3,805	79,791
KAR Auction Services, Inc.	14,868	677,237
Live Nation Entertainment, Inc. (a)	17,195	492,121
ManpowerGroup, Inc.	7,221	689,317
MarketAxess Holdings, Inc.	3,803	712,112
Morningstar, Inc.	2,074	157,935
PAREXEL International Corp. (a)	5,250	372,172
Quanta Services, Inc. (a)	15,447	554,393
Robert Half International, Inc.	14,861	699,359
Rollins, Inc.	13,118	462,541
RR Donnelley & Sons Co.	6,299	108,028
Sabre Corp.	23,338	571,781
Service Corp. International	18,796	547,527
ServiceMaster Global Holdings, Inc. (a)	14,849	549,116
Square, Inc. - Class A (a)	5,258	76,872
Team Health Holdings, Inc. (a)	6,392	277,796
TransUnion (a)	11,726	369,721
United Rentals, Inc. (a)	9,599	1,214,369
WEX, Inc. (a)	3,994	456,634
		14,143,189
Computers - 2.7%
Brocade Communications Systems, Inc.	40,714	507,704
Computer Sciences Corp.	15,129	941,024
CSRA, Inc.	16,751	519,616
DST Systems, Inc.	3,568	410,855
EPAM Systems, Inc. (a)	5,423	349,024
Fortinet, Inc. (a)	15,958	530,763
Genpact Ltd. (a)	17,128	422,719
Leidos Holdings, Inc.	16,533	798,875
MAXIMUS, Inc.	6,968	384,216
Mentor Graphics Corp.	11,784	434,947
NCR Corp. (a)	13,353	574,446
Syntel, Inc.	4,130	86,978
Teradata Corp. (a)	14,817	435,027
		6,396,194
Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co. (a)	6,301	496,771
Distribution/Wholesale - 0.8%
HD Supply Holdings, Inc. (a)	21,075	891,472
Pool Corp.	4,548	480,087
Watsco, Inc.	2,816	430,116
		1,801,675
Diversified Financial Services - 2.7%
Air Lease Corp.	9,625	350,157
CBOE Holdings, Inc.	8,959	713,316
Credit Acceptance Corp. (a)	1,585	325,369
E*TRADE Financial Corp. (a)	31,879	1,193,868
Eaton Vance Corp.	12,081	506,556
Ellie Mae, Inc. (a)	3,098	256,328
Federated Investors, Inc. - Class B	9,960	259,060

Legg Mason, Inc.	10,488	332,365
Navient Corp.	29,519	443,966
OneMain Holdings, Inc. (a)	5,807	129,961
Raymond James Financial, Inc.	14,160	1,061,009
Santander Consumer USA Holdings, Inc. (a)	14,228	188,094
SLM Corp. (a)	39,500	469,260
		6,229,309
Electric - 2.3%
Black Hills Corp.	5,377	336,331
Calpine Corp. (a)	34,961	412,540
Great Plains Energy, Inc.	23,171	638,361
Hawaiian Electric Industries, Inc.	11,957	400,320
IDACORP, Inc.	4,459	356,809
MDU Resources Group, Inc.	19,261	565,310
NorthWestern Corp.	4,436	253,340
NRG Energy, Inc.	30,306	501,261
OGE Energy Corp.	21,238	712,323
Portland General Electric Co.	9,803	427,509
Westar Energy, Inc.	15,405	842,500
		5,446,604
Electrical Components &Equipment - 0.6%
Belden, Inc.	3,897	298,004
Energizer Holdings, Inc.	7,434	375,194
Hubbell, Inc.	5,677	693,048
		1,366,246
Electronics - 2.6%
Arrow Electronics, Inc. (a)	8,956	658,445
Avnet, Inc.	13,730	637,621
Fitbit, Inc. - Class A (a)	3,702	22,249
FLIR Systems, Inc.	15,874	560,828
Gentex Corp.	31,559	659,268
Jabil Circuit, Inc.	15,696	376,390
Keysight Technologies, Inc. (a)	18,720	693,950
National Instruments Corp.	11,979	376,380
PerkinElmer, Inc.	11,788	627,004
SYNNEX Corp.	2,288	274,972
Trimble, Inc. (a)	22,796	675,218
Woodward, Inc.	6,165	429,331
		5,991,656
Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	8,652	269,856
Engineering & Construction - 1.1%
AECOM (a)	14,003	517,131
EMCOR Group, Inc.	6,531	455,145
Fluor Corp.	16,202	899,211
Jacobs Engineering Group, Inc. (a)	13,014	761,970
		2,633,457
Entertainment - 1.3%
Cinemark Holdings, Inc.	11,309	480,633
Dolby Laboratories, Inc. - Class A	5,109	244,772
Lions Gate Entertainment Corp. - Class B (a)	14,828	397,241
Lions Gate Entertainment Corp. - Class A (a)	1	14

Madison Square Garden Co. - Class A (a)	2,297	403,514
Regal Entertainment Group - Class A	8,397	190,276
Six Flags Entertainment Corp.	8,136	484,743
Vail Resorts, Inc.	4,397	754,261
		2,955,454
Environmental Control - 0.1%
Clean Harbors, Inc. (a)	5,301	294,206
Food - 1.9%
B&G Foods, Inc.	6,461	286,545
Blue Buffalo Pet Products, Inc. (a)	12,086	293,086
Flowers Foods, Inc.	23,147	465,486
Hain Celestial Group, Inc. (a)	10,599	419,296
Lancaster Colony Corp.	2,042	267,604
Pilgrim’s Pride Corp.	7,084	135,588
Pinnacle Foods, Inc.	13,161	700,034
Post Holdings, Inc. (a)	6,734	563,501
Seaboard Corp. (a)	25	96,250
Snyder’s-Lance, Inc.	9,730	373,437
Sprouts Farmers Market, Inc. (a)	12,404	231,583
TreeHouse Foods, Inc. (a)	5,376	407,931
US Foods Holding Corp. (a)	7,033	191,298
		4,431,639
Gas - 2.3%
Atmos Energy Corp.	11,290	860,072
National Fuel Gas Co.	9,381	526,743
New Jersey Resources Corp.	8,824	332,665
NiSource, Inc.	34,736	777,044
ONE Gas, Inc.	5,553	358,835
Southwest Gas Holdings, Inc.	4,991	402,125
Spire, Inc.	4,801	312,065
UGI Corp.	18,350	850,889
Vectren Corp.	9,020	495,108
WGL Holdings, Inc.	5,452	446,737
		5,362,283
Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	6,011	501,137
Regal Beloit Corp.	3,735	271,161
		772,298
Healthcare-Products - 2.5%
ABIOMED, Inc. (a)	4,219	448,775
Alere, Inc. (a)	9,695	358,715
Align Technology, Inc. (a)	7,855	720,225
Bio-Techne Corp.	3,736	380,138
Bruker Corp.	11,885	282,031
Cantel Medical Corp.	3,311	256,305
Hill-Rom Holdings, Inc.	5,653	332,792
Integra LifeSciences Holdings Corp. (a)	5,260	219,500
NuVasive, Inc. (a)	4,704	332,902
OPKO Health, Inc. (a)	46,423	403,416
Patterson Cos., Inc.	8,123	337,998
Teleflex, Inc.	4,802	805,439
VWR Corp. (a)	10,951	283,740

West Pharmaceutical Services, Inc.	7,497	634,471
		5,796,447
Healthcare-Services - 1.1%
Acadia Healthcare Co., Inc. (a)	9,089	348,745
Brookdale Senior Living, Inc. (a)	19,236	287,963
Envision Healthcare Corp. (a)	9,750	663,000
HealthSouth Corp.	10,010	388,588
Molina Healthcare, Inc. (a)	4,506	255,580
WellCare Health Plans, Inc. (a)	4,774	694,808
		2,638,684
Holding Companies-Diversified - 0.5%
HRG Group, Inc. (a)	19,825	333,655
Leucadia National Corp.	39,587	944,150
		1,277,805
Home Builders - 1.2%
CalAtlantic Group, Inc.	8,624	300,719
NVR, Inc. (a)	384	713,472
PulteGroup, Inc.	32,634	701,957
Thor Industries, Inc.	5,824	602,784
Toll Brothers, Inc. (a)	16,391	514,022
		2,832,954
Home Furnishings - 0.7%
Harman International Industries, Inc.	7,659	851,375
Leggett & Platt, Inc.	14,042	670,084
Tempur Sealy International, Inc. (a)	4,042	173,806
		1,695,265
Household Products/Wares - 0.4%
Avery Dennison Corp.	9,573	699,020
Helen Of Troy Ltd. (a)	2,629	245,286
		944,306
Housewares - 0.6%
Scotts Miracle-Gro Co. - Class A	4,849	445,963
Toro Co.	12,050	710,106
Tupperware Brands Corp.	4,600	277,656
		1,433,725
Insurance - 5.6%
Alleghany Corp. (a)	1,680	1,027,438
American Financial Group, Inc.	8,008	690,049
American National Insurance Co.	2,703	315,143
AmTrust Financial Services, Inc.	11,132	293,774
Aspen Insurance Holdings Ltd.	6,559	369,928
Assurant, Inc.	5,484	532,661
Assured Guaranty Ltd.	15,368	597,969
Axis Capital Holdings Ltd.	7,593	486,028
Brown & Brown, Inc.	13,115	552,535
CNO Financial Group, Inc.	16,453	311,126
Endurance Specialty Holdings Ltd.	7,542	699,068
Erie Indemnity Co. - Class A	2,594	290,813
First American Financial Corp.	10,137	380,948
Hanover Insurance Group, Inc.	4,636	389,146
Mercury General Corp.	2,881	182,223
MGIC Investment Corp. (a)	37,534	399,737

Old Republic International Corp.	26,248	545,958
Reinsurance Group of America, Inc.	6,993	877,412
RenaissanceRe Holdings Ltd.	3,957	539,418
RLI Corp.	4,829	286,939
Torchmark Corp.	12,901	948,740
Validus Holdings Ltd.	8,843	504,051
Voya Financial, Inc.	22,899	920,998
White Mountains Insurance Group Ltd.	541	492,180
WR Berkley Corp.	9,330	627,069
		13,261,351
Internet - 1.8%
CDW Corp.	15,421	794,336
GoDaddy, Inc. - Class A (a)	1,891	67,566
Groupon, Inc. (a)	37,323	128,764
GrubHub, Inc. (a)	8,232	342,040
IAC/InterActiveCorp. (a)	8,235	566,650
Liberty Expedia Holdings, Inc. (a)	6,928	304,901
Liberty Ventures (a)	8,741	381,545
Match Group, Inc. (a)	18,086	314,154
Pandora Media, Inc. (a)	26,002	338,026
Proofpoint, Inc. (a)	4,796	384,447
Wayfair, Inc. - Class A (a)	3,102	128,919
Zillow Group, Inc. - Class C (a)	11,140	394,133
		4,145,481
Investment Companies - 0.5%
Ares Capital Corp.	54,473	920,587
Prospect Capital Corp.	43,151	363,331
		1,283,918
Iron/Steel - 0.9%
Reliance Steel & Aluminum Co.	7,907	629,792
Steel Dynamics, Inc.	25,880	875,003
United States Steel Corp.	18,786	614,490
		2,119,285
Leisure Time - 0.5%
Brunswick Corp.	9,761	584,294
Polaris Industries, Inc.	6,163	518,123
		1,102,417
Lodging - 0.3%
Choice Hotels International, Inc.	6,033	334,831
Extended Stay America, Inc.	3,738	60,593
Hyatt Hotels Corp. - Class A (a)	4,187	229,071
		624,495
Machinery-Construction & Mining - 0.4%
BWX Technologies, Inc.	11,716	486,097
Oshkosh Corp.	6,874	478,636
		964,733
Machinery-Diversified - 2.1%
AGCO Corp.	6,987	438,784
Cognex Corp.	8,667	585,542
Flowserve Corp.	15,209	747,674
Graco, Inc.	5,643	505,556
IDEX Corp.	7,617	686,749

Middleby Corp. (a)	6,848	918,865
Nordson Corp.	4,905	556,865
Zebra Technologies Corp. (a)	5,066	423,872
		4,863,907
Media - 1.0%
AMC Networks, Inc. - Class A (a)	5,950	341,233
Cable One, Inc.	520	328,838
FactSet Research Systems, Inc.	4,346	752,075
John Wiley & Sons, Inc. - Class A	4,743	261,339
Sinclair Broadcast Group, Inc. - Class A	6,039	203,816
TEGNA, Inc.	24,725	566,450
		2,453,751
Mining - 0.3%
Royal Gold, Inc.	7,105	512,768
Tahoe Resources, Inc.	19,840	181,337
		694,105
Miscellaneous Manufacturing - 2.1%
AO Smith Corp.	15,157	738,904
AptarGroup, Inc.	5,145	375,431
Carlisle Cos., Inc.	6,278	684,992
CLARCOR, Inc.	4,730	391,691
Colfax Corp. (a)	11,038	430,482
Crane Co.	4,880	351,555
Donaldson Co., Inc.	12,923	545,997
Hexcel Corp.	10,931	561,307
ITT, Inc.	8,358	341,591
Trinity Industries, Inc.	15,796	435,022
		4,856,972
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	19,750	314,420
Oil & Gas - 4.1%
Antero Resources Corp. (a)	20,107	490,812
Chesapeake Energy Corp. (a)	105,728	681,946
Diamond Offshore Drilling, Inc. (a)	7,640	125,143
Diamondback Energy, Inc. (a)	7,709	810,755
Energen Corp. (a)	9,457	509,638
Gulfport Energy Corp. (a)	13,661	285,515
Helmerich & Payne, Inc.	8,456	601,729
HollyFrontier Corp.	16,962	491,389
Murphy Oil Corp.	15,005	433,794
Nabors Industries Ltd.	28,689	466,196
Parsley Energy, Inc. - Class A (a)	18,867	664,496
PDC Energy, Inc. (a)	5,125	378,942
QEP Resources, Inc. (a)	26,399	460,399
Range Resources Corp.	24,966	807,400
Rice Energy, Inc. (a)	20,764	411,750
RSP Permian, Inc. (a)	11,101	472,459
SM Energy Co.	7,894	240,846
Southwestern Energy Co. (a)	46,045	414,865
Western Refining, Inc.	9,862	345,269
WPX Energy, Inc. (a)	37,948	528,616
		9,621,959

Oil & Gas Services - 0.2%
Oceaneering International, Inc.	8,797	244,996
RPC, Inc.	9,094	195,703
		440,699
Packaging & Containers - 1.9%
Bemis Co., Inc.	9,487	462,207
Berry Plastics Group, Inc. (a)	13,604	694,212
Crown Holdings, Inc. (a)	15,548	842,235
Graphic Packaging Holding Co.	33,365	417,396
Owens-Illinois, Inc. (a)	18,905	357,304
Packaging Corp. of America	9,764	900,046
Silgan Holdings, Inc.	2,960	173,190
Sonoco Products Co.	10,613	583,184
		4,429,774
Pharmaceuticals - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	12,259	424,039
Akorn, Inc. (a)	11,394	217,626
Alkermes PLC (a)	15,156	820,091
Catalent, Inc. (a)	11,515	308,141
DexCom, Inc. (a)	7,256	574,312
Endo International PLC (a)	15,750	192,780
Herbalife Ltd. (a)	9,302	522,772
Horizon Pharma PLC (a)	15,722	257,369
Neurocrine Biosciences, Inc. (a)	8,795	377,394
PRA Health Sciences, Inc. (a)	3,550	207,995
Premier, Inc. - Class A (a)	5,165	164,557
TESARO, Inc. (a)	2,602	423,710
VCA, Inc. (a)	8,834	800,360
		5,291,146
Pipelines - 0.5%
Targa Resources Corp.	20,130	1,159,891
Real Estate - 0.4%
Howard Hughes Corp. (a)	4,802	511,941
Jones Lang LaSalle, Inc.	4,168	429,429
		941,370
Retail - 4.4%
American Eagle Outfitters, Inc.	17,935	270,998
AutoNation, Inc. (a)	7,503	398,559
Brinker International, Inc.	4,325	192,463
Buffalo Wild Wings, Inc. (a)	1,603	242,053
Burlington Stores, Inc. (a)	8,318	696,217
Cabela’s, Inc. (a)	6,325	353,504
Casey’s General Stores, Inc.	4,272	490,853
Copart, Inc. (a)	11,595	657,900
Cracker Barrel Old Country Store, Inc.	2,615	413,327
CST Brands, Inc.	7,760	373,877
Dick’s Sporting Goods, Inc.	7,500	387,000
Domino’s Pizza, Inc.	3,875	676,343
Dunkin’ Brands Group, Inc.	9,046	469,216
GameStop Corp. - Class A	8,523	208,728
Jack in the Box, Inc.	3,440	371,245
JC Penney Co., Inc. (a)	33,037	219,696

Michaels Cos., Inc. (a)	3,780	74,353
MSC Industrial Direct Co., Inc.	7,213	736,808
Nu Skin Enterprises, Inc. - Class A	5,165	267,960
Panera Bread Co. - Class A (a)	2,206	461,186
Penske Automotive Group, Inc.	4,690	254,948
Sally Beauty Holdings, Inc. (a)	12,928	307,686
Staples, Inc.	71,672	659,382
Texas Roadhouse, Inc.	6,512	303,720
Urban Outfitters, Inc. (a)	9,982	264,922
Williams-Sonoma, Inc.	7,221	348,125
World Fuel Services Corp.	6,686	297,393
		10,398,462
Savings&Loans - 0.5%
Investors Bancorp, Inc.	32,496	466,318
People’s United Financial, Inc.	33,909	635,794
TFS Financial Corp.	7,280	127,327
		1,229,439
Semiconductors - 2.3%
Advanced Micro Devices, Inc. (a)	83,382	864,671
Cavium, Inc. (a)	6,734	445,858
Cirrus Logic, Inc. (a)	5,427	327,357
Cypress Semiconductor Corp.	33,070	390,226
IPG Photonics Corp. (a)	4,430	509,406
Marvell Technology Group Ltd.	49,117	730,370
Microsemi Corp. (a)	11,453	608,727
Monolithic Power Systems, Inc.	4,531	395,284
ON Semiconductor Corp. (a)	44,334	590,529
Teradyne, Inc.	19,853	563,428
		5,425,856
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	4,679	907,539
Software - 4.5%
Aspen Technology, Inc. (a)	7,227	383,826
athenahealth, Inc. (a)	3,245	408,838
Black Knight Financial Services, Inc. - Class A (a)	2,008	73,192
Blackbaud, Inc.	3,782	248,137
Broadridge Financial Solutions, Inc.	12,783	850,453
Cadence Design System, Inc. (a)	30,849	802,999
Dun & Bradstreet Corp.	3,731	457,495
Fair Isaac Corp.	3,053	376,435
Guidewire Software, Inc. (a)	8,102	423,978
j2 Global, Inc.	4,678	392,063
Jack Henry & Associates, Inc.	8,002	718,420
Manhattan Associates, Inc. (a)	6,289	322,374
Medidata Solutions, Inc. (a)	4,143	205,244
Nuance Communications, Inc. (a)	34,663	549,755
Paycom Software, Inc. (a)	5,318	245,904
PTC, Inc. (a)	12,743	669,900
Splunk, Inc. (a)	13,966	808,073
SS&C Technologies Holdings, Inc.	20,265	651,114
Tableau Software, Inc. - Class A (a)	987	47,218
Take-Two Interactive Software, Inc. (a)	9,100	488,215

Twilio, Inc. - Class A (a)	1,287	37,104
Tyler Technologies, Inc. (a)	3,615	527,862
Ultimate Software Group, Inc. (a)	2,818	545,734
Veeva Systems, Inc. - Class A (a)	10,302	436,084
		10,670,417
Telecommunications - 1.9%
Acacia Communications, Inc. (a)	630	36,647
Arista Networks, Inc. (a)	4,855	456,370
ARRIS International PLC (a)	19,781	565,341
Ciena Corp. (a)	12,850	312,769
CommScope Holding Co., Inc. (a)	17,303	654,400
EchoStar Corp. - Class A (a)	5,632	286,838
Frontier Communications Corp.	135,255	472,040
Telephone & Data Systems, Inc.	10,377	318,055
Ubiquiti Networks, Inc. (a)	2,420	151,008
United States Cellular Corp. (a)	1,087	48,469
ViaSat, Inc. (a)	5,670	368,040
Zayo Group Holdings, Inc. (a)	23,045	736,518
		4,406,495
Transportation - 1.2%
Genesee & Wyoming, Inc. (a)	5,576	420,207
Kirby Corp. (a)	4,972	320,446
Landstar System, Inc.	3,527	298,384
Old Dominion Freight Line, Inc. (a)	8,451	746,054
Ryder System, Inc.	5,828	452,253
XPO Logistics, Inc. (a)	11,077	495,585
		2,732,929
Water - 0.2%
Aqua America, Inc.	19,318	587,460
TOTAL COMMON STOCKS (Cost $179,687,136)		202,922,580

REITS - 13.5%
AGNC Investment Corp.	35,627	665,156
American Campus Communities, Inc.	16,925	822,893
American Homes 4 Rent - Class A	28,937	644,716
Apartment Investment & Management Co.	20,056	883,868
Apple Hospitality REIT, Inc.	28,609	572,752
Camden Property Trust	11,187	934,898
Chimera Investment Corp.	20,926	368,925
Colony Starwood Homes	9,227	290,189
Communications Sales & Leasing, Inc.	15,766	414,331
CubeSmart	23,060	579,498
CyrusOne, Inc.	10,702	515,408
DCT Industrial Trust, Inc.	11,640	520,192
DDR Corp.	41,757	633,871
Douglas Emmett, Inc.	19,410	734,475
DuPont Fabros Technology, Inc.	9,682	459,701
Education Realty Trust, Inc.	9,356	376,205
EPR Properties	5,633	416,673
Equity Commonwealth (a)	16,082	495,969
Equity LifeStyle Properties, Inc.	10,928	808,016
Equity One, Inc.	12,088	377,025

First Industrial Realty Trust, Inc.	14,985	387,362
Forest City Realty Trust, Inc. - Class A	31,013	702,134
Gaming and Leisure Properties, Inc.	21,232	671,568
Gramercy Property Trust	12,974	341,735
Healthcare Realty Trust, Inc.	14,848	448,558
Healthcare Trust of America, Inc. - Class A	18,358	533,667
Highwoods Properties, Inc.	12,836	659,899
Hospitality Properties Trust	21,049	655,255
Hudson Pacific Properties, Inc.	17,564	621,941
Kilroy Realty Corp.	11,791	882,556
Lamar Advertising Co. - Class A	7,235	546,387
LaSalle Hotel Properties	14,491	437,194
Liberty Property Trust	18,833	722,999
Life Storage, Inc.	5,940	483,813
Medical Properties Trust, Inc.	29,605	377,464
Mid-America Apartment Communities, Inc.	14,527	1,379,339
National Health Investors, Inc.	5,219	386,154
National Retail Properties, Inc.	13,191	575,128
New Residential Investment Corp.	27,311	413,762
Omega Healthcare Investors, Inc.	19,247	617,251
Outfront Media, Inc.	12,033	330,065
Paramount Group, Inc.	24,927	416,032
Piedmont Office Realty Tust, Inc. - Class A	18,613	404,274
Rayonier, Inc.	12,326	343,772
Regency Centers Corp.	13,233	922,737
Retail Properties of America, Inc.	30,415	455,313
RLJ Lodging Trust	15,925	369,619
Senior Housing Properties Trust	30,435	579,787
Spirit Realty Capital, Inc.	48,942	514,870
Starwood Property Trust, Inc.	26,599	592,094
STORE Capital Corp.	14,379	340,207
Sun Communities, Inc.	9,353	736,642
Sunstone Hotel Investors, Inc.	27,732	408,215
Tanger Factory Outlet Centers, Inc.	12,307	420,776
Taubman Centers, Inc.	7,276	515,432
Two Harbors Investment Corp.	36,257	317,974
Weingarten Realty Investors	16,408	584,617
TOTAL REITS (Cost $30,630,095)		31,611,353

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (b)	202,000	202,000
TOTAL SHORT-TERM INVESTMENTS (Cost $202,000)		202,000

Total Investments (Cost $210,519,231) - 100.0%		234,735,933
Other Assets in Excess of Liabilities - 0.0% (c)		7,086
TOTAL NET ASSETS - 100.0%		$234,743,019

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of January 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$210,519,231
Gross unrealized appreciation	28,764,075
Gross unrealized depreciation	(4,547,373)
Net unrealized appreciation	$24,216,702

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Airlines - 0.4%
American Airlines Group, Inc.	5,162	$228,418
Auto Manufacturers - 1.0%
PACCAR, Inc.	3,482	234,373
Tesla Motors, Inc. (a)	1,489	375,124
		609,497
Beverages - 0.4%
Monster Beverage Corp. (a)	5,692	242,479
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (a)	2,229	291,286
Amgen, Inc.	7,372	1,155,045
Biogen, Inc. (a)	2,168	601,056
BioMarin Pharmaceutical, Inc. (a)	1,705	149,409
Celgene Corp. (a)	7,729	897,724
Gilead Sciences, Inc.	13,125	950,906
Illumina, Inc. (a)	1,460	233,746
Incyte Corp. (a)	1,864	225,936
Regeneron Pharmaceuticals, Inc. (a)	1,031	370,428
Vertex Pharmaceuticals, Inc. (a)	2,459	211,154
		5,086,690
Commercial Services - 2.0%
Automatic Data Processing, Inc.	4,495	453,950
Cintas Corp.	1,046	121,451
PayPal Holdings, Inc. (a)	12,038	478,872
Verisk Analytics, Inc. (a)	1,672	138,174
		1,192,447
Computers - 12.4%
Apple, Inc.	53,063	6,439,195
Check Point Software Technologies Ltd. (a)	1,701	168,008
Cognizant Technology Solutions Corp. - Class A (a)	6,017	316,434
Seagate Technology PLC	2,966	133,915
Western Digital Corp.	2,834	225,955
		7,283,507
Distribution/Wholesale - 0.3%
Fastenal Co.	2,871	142,631
Food - 3.0%
Mondelez International, Inc. - Class A	15,386	681,292
The Kraft Heinz Co.	12,126	1,082,731
		1,764,023
Healthcare-Products - 1.1%
DENTSPLY SIRONA, Inc.	2,330	132,111
Henry Schein, Inc. (a)	811	129,647
Hologic, Inc. (a)	2,772	112,349
Intuitive Surgical, Inc. (a)	383	265,300
		639,407

Internet - 26.4%
Alphabet, Inc. - Class A (a)	2,943	2,413,819
Alphabet, Inc. - Class C (a)	3,431	2,733,786
Amazon.com, Inc. (a)	4,726	3,891,766
Baidu, Inc. - ADR (a)	2,722	476,541
Ctrip.com International Ltd. - ADR (a)	4,180	180,618
eBay, Inc. (a)	11,138	354,523
Expedia, Inc.	1,349	164,025
Facebook, Inc. - Class A (a)	23,272	3,032,807
JD.com, Inc. - ADR (a)	9,134	259,406
Liberty Ventures (a)	808	35,269
Netflix, Inc. (a)	4,276	601,676
Symantec Corp.	6,211	171,113
The Priceline Group, Inc. (a)	492	774,964
TripAdvisor, Inc. (a)	1,320	69,828
Yahoo!, Inc. (a)	9,490	418,224
		15,578,365
Leisure Time - 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	2,255	105,985
Lodging - 0.6%
Marriott International, Inc. - Class A	3,885	328,671
Media - 7.1%
Charter Communications, Inc. - Class A (a)	2,697	873,693
Comcast Corp. - Class A	23,663	1,784,664
Discovery Communications, Inc. - Class A (a)	1,497	42,440
Discovery Communications, Inc. - Class C (a)	2,378	65,894
DISH Network Corp. - Class A (a)	2,246	132,896
Liberty Global PLC - Class A (a)	2,559	93,352
Liberty Global PLC - Class C (a)	6,392	224,551
Sirius XM Holdings, Inc.	48,069	226,886
Twenty First Century Fox, Inc. - Class B	7,931	245,940
Twenty-First Century Fox, Inc. - Class A	10,562	331,436
Viacom, Inc. - Class B	3,445	145,172
		4,166,924
Pharmaceuticals - 1.3%
Express Scripts Holding Co. (a)	6,144	423,199
Mylan NV (a)	5,333	202,920
Shire PLC - ADR	811	136,094
		762,213
Retail - 5.8%
Costco Wholesale Corp.	4,361	714,986
Dollar Tree, Inc. (a)	2,337	180,393
Liberty Interactive Corp. QVC Group - Class A (a)	4,486	86,042
O’Reilly Automotive, Inc. (a)	948	248,632
Ross Stores, Inc.	3,951	261,201
Starbucks Corp.	14,499	800,635
Tractor Supply Co.	1,326	97,686
Ulta Salon Cosmetics & Fragrance, Inc. (a)	619	168,541
Walgreens Boots Alliance, Inc.	10,793	884,378
		3,442,494
Semiconductors - 11.4%
Analog Devices, Inc.	3,055	228,942

Applied Materials, Inc.	10,819	370,551
Broadcom Ltd.	3,958	789,621
Intel Corp.	47,018	1,731,203
KLA-Tencor Corp.	1,557	132,516
Lam Research Corp.	1,622	186,303
Maxim Integrated Products, Inc.	2,820	125,433
Microchip Technology, Inc.	2,136	143,859
Micron Technology, Inc. (a)	10,299	248,309
NVIDIA Corp.	5,370	586,297
NXP Semiconductors NV (a)	3,339	326,721
QUALCOMM, Inc.	14,694	785,100
Skyworks Solutions, Inc.	1,851	169,811
Texas Instruments, Inc.	9,972	753,285
Xilinx, Inc.	2,525	146,955
		6,724,906
Software - 13.2%
Activision Blizzard, Inc.	7,393	297,273
Adobe Systems, Inc. (a)	4,960	562,365
Akamai Technologies, Inc. (a)	1,746	119,758
Autodesk, Inc. (a)	2,235	181,795
CA, Inc.	4,141	129,489
Cerner Corp. (a)	3,358	180,358
Citrix Systems, Inc. (a)	1,545	140,889
Electronic Arts, Inc. (a)	2,998	250,123
Fiserv, Inc. (a)	2,163	232,371
Intuit, Inc.	2,540	301,193
Microsoft Corp.	77,372	5,002,100
NetEase, Inc. - ADR	762	193,472
Paychex, Inc.	3,577	215,657
		7,806,843
Telecommunications - 3.6%
Cisco Systems, Inc.	49,820	1,530,470
T-Mobile US, Inc. (a)	8,210	511,237
Vodafone Group PLC - ADR	4,286	106,721
		2,148,428
Toys/Games/Hobbies - 0.3%
Hasbro, Inc.	1,244	102,643
Mattel, Inc.	3,382	88,642
		191,285
Transportation - 0.7%
CSX Corp.	9,332	432,911

TOTAL COMMON STOCKS (Cost $52,172,666)		58,878,124

REITS - 0.2%
SBA Communications Corp. (a)	1,252	131,786
TOTAL REITS (Cost $123,278)		131,786

SHORT-TERM INVESTMENTS - 0.0% (b)
Money Market Funds - 0.0% (b)
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (c)	28,869	28,869
TOTAL SHORT-TERM INVESTMENTS (Cost $28,869)		28,869

Total Investments (Cost $52,324,813) - 100.0%	59,038,779
Liabilities in Excess of Other Assets - 0.0% (b)	(21,405)
TOTAL NET ASSETS - 100.0%	$59,017,374

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of January 31, 2017.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$52,324,813
Gross unrealized appreciation	7,495,558
Gross unrealized depreciation	(781,592)
Net unrealized appreciation	$6,713,966

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.5%
Advertising - 0.4%
JCDecaux SA	438	$13,991
Publicis Groupe SA	1,190	81,650
		95,641
Aerospace/Defense - 2.2%
Airbus Group SE	3,262	221,000
Leonardo SpA (a)	2,248	28,926
MTU Aero Engines AG	300	35,818
Safran SA	1,744	118,043
Thales SA	617	57,800
Zodiac Aerospace	1,144	34,702
		496,289
Airlines - 0.2%
Deutsche Lufthansa AG	1,364	18,163
Ryanair Holdings PLC - ADR (a)	332	27,775
		45,938
Apparel - 2.7%
adidas AG	1,181	185,689
Christian Dior SE	306	65,653
Hermes International	141	61,257
LVMH Moet Hennessy Louis Vuitton SE	1,477	297,520
		610,119
Auto Manufacturers - 3.9%
Bayerische Motoren Werke AG	1,917	174,182
Daimler AG	6,063	453,899
Ferrari NV	780	48,584
Fiat Chrysler Automobiles NV (a)	5,162	56,281
Peugeot SA (a)	2,290	42,520
Renault SA	1,015	91,359
Volkswagen AG	174	27,734
		894,559
Auto Parts & Equipment - 1.7%
Cie Generale des Etablissements Michelin	1,066	114,362
Continental AG	637	124,258
Faurecia	437	18,952
Hella KGaA Hueck & Co	262	10,663
Nokian Renkaat OYJ	794	29,759
Plastic Omnium SA	344	11,660
Valeo SA	1,374	83,833
		393,487
Banks - 12.1%
ABN AMRO Group NV (b)	1,275	29,936
Alpha Bank AE (a)	8,067	14,282
Banca Mediolanum SpA	1,514	11,571

Banco Bilbao Vizcaya Argentaria SA	37,990	257,340
Banco de Sabadell SA	28,184	42,412
Banco Popular Espanol SA	18,167	18,748
Banco Santander SA	84,956	472,217
Bank of Ireland (a)	162,242	43,435
Bankia SA	27,171	28,598
Bankinter SA	4,068	32,650
BNP Paribas SA	5,760	367,978
CaixaBank SA	19,007	69,372
Commerzbank AG	6,131	53,034
Credit Agricole SA	6,690	88,577
Deutsche Bank AG (a)	8,134	161,477
Erste Group Bank AG	1,693	51,429
Eurobank Ergasias SA (a)	10,443	6,336
FinecoBank Banca Fineco SpA	1,609	9,536
ING Groep NV	22,777	325,790
Intesa Sanpaolo SpA	70,998	166,315
Intesa Sanpaolo SpA - Savings Shares	5,500	12,112
KBC Groep NV	1,623	105,157
Mediobanca SpA	3,274	28,115
National Bank of Greece SA (a)	32,369	7,722
Natixis SA	5,511	32,631
Piraeus Bank SA (a)	33,480	6,397
Raiffeisen Bank International AG (a)	692	15,351
Societe Generale SA	4,322	211,143
UniCredit SpA	3,170	86,107
Unione di Banche Italiane SpA	5,099	17,680
		2,773,448
Beverages - 3.5%
Anheuser-Busch InBev SA/NV	4,704	488,249
Davide Campari-Milano SpA	1,668	16,710
Heineken Holding NV	578	40,545
Heineken NV	1,277	95,435
Pernod Ricard SA	1,252	146,439
Remy Cointreau SA	140	12,709
		800,087
Building Materials - 1.1%
Cie de Saint-Gobain	2,836	139,297
HeidelbergCement AG	888	85,450
Imerys SA	221	17,728
Titan Cement Co SA	267	5,998
		248,473
Chemicals - 6.4%
Air Liquide SA	2,298	248,070
Akzo Nobel NV	1,460	98,962
Arkema SA	418	41,243
BASF SE	5,444	523,743
Brenntag AG	911	52,850
Covestro AG (b)	371	27,831
Evonik Industries AG	907	29,354
FUCHS PETROLUB SE	200	8,437
K+S AG	1,129	28,568
Koninklijke DSM NV	1,031	65,665

LANXESS AG	540	39,144
Linde AG	1,092	177,353
OCI NV (a)	485	9,144
Solvay SA - Class A	416	48,657
Symrise AG	717	43,073
Umicore SA	542	30,308
Wacker Chemie AG	88	10,602
		1,483,004
Commercial Services - 1.4%
Abertis Infraestructuras SA	3,430	49,043
Atlantia SpA	2,815	63,967
Bureau Veritas SA	1,521	29,752
Edenred	1,190	25,904
Randstad Holding NV	647	37,576
RELX NV	5,417	91,370
Wirecard AG	677	32,748
		330,360
Computers - 1.0%
Atos SE	528	56,137
Capgemini SA	939	76,399
Gemalto NV	479	27,798
Ingenico Group SA	322	27,134
Teleperformance	336	35,949
		223,417
Cosmetics/Personal Care - 3.0%
Beiersdorf AG	589	52,100
L’Oreal SA	1,420	258,063
Unilever NV	9,179	370,539
		680,702
Distribution/Wholesale - 0.1%
Rexel SA	1,770	30,772
Diversified Financial Services - 0.5%
Amundi SA (b)	246	13,490
Deutsche Boerse AG	1,101	97,829
		111,319
Electric - 3.7%
E.ON SE	11,054	84,759
EDP - Energias de Portugal SA	11,353	32,943
EDP Renovaveis SA	1,184	7,596
Electricite de France SA	1,584	15,595
Endesa SA	1,873	38,507
Enel SpA	44,927	187,400
Engie SA	8,478	101,268
Fortum OYJ	2,627	41,942
Iberdrola SA	33,691	212,180
Red Electrica Corp. SA	2,553	45,556
RWE AG (a)	2,853	37,743
Terna Rete Elettrica Nazionale SpA	8,416	36,868
Uniper SE (a)	1,105	15,680
		858,037
Electrical Components & Equipment - 1.8%
Gamesa Corp Tecnologica SA	1,320	27,687

Legrand SA	1,566	90,915
OSRAM Licht AG	493	28,542
Prysmian SpA	1,211	31,453
Schneider Electric SE	3,201	228,823
		407,420
Electronics - 0.7%
Koninklijke Philips NV	5,385	157,740
Energy-Alternate Sources - 0.1%
Innogy SE (a) (b)	755	25,824
Engineering & Construction - 2.1%
Acciona SA	152	11,762
ACS Actividades de Construccion y Servicios SA	996	30,621
Aena SA (b)	380	55,112
Aeroports de Paris	169	18,736
Boskalis Westminster	465	17,195
Bouygues SA	1,140	41,417
Eiffage SA	425	30,546
Ferrovial SA	2,808	50,774
Fraport AG Frankfurt Airport Services Worldwide	218	13,004
HOCHTIEF AG	126	17,880
Vinci SA	2,750	192,665
		479,712
Entertainment - 0.0% (c)
OPAP SA	1,242	10,994
Food - 2.9%
Carrefour SA	3,261	79,752
Casino Guichard Perrachon SA	335	18,045
Colruyt SA	371	18,134
Danone SA	3,352	209,837
Distribuidora Internacional de Alimentacion SA	3,623	19,137
Glanbia PLC	1,029	17,273
Jeronimo Martins SGPS SA	1,448	24,471
Kerry Group PLC - Class A	859	60,367
Kesko OYJ - Class B	399	20,179
Koninklijke Ahold Delhaize NV	7,459	158,585
METRO AG	975	33,270
Parmalat SpA	1,858	5,997
Suedzucker AG	459	12,105
		677,152
Food Service - 0.3%
Sodexo SA	539	59,553
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	3,389	38,487
UPM-Kymmene OYJ	3,138	71,137
		109,624
Healthcare-Products - 0.8%
Essilor International SA	1,175	137,497
QIAGEN NV	1,283	36,959
Sartorius Stedim Biotech	142	8,584
		183,040
Healthcare-Services - 1.4%
BioMerieux	84	13,266

Eurofins Scientific SE	50	22,400
Fresenius Medical Care AG & Co. KGaA	1,258	102,245
Fresenius SE & Co KGaA	2,185	172,022
Orpea	248	20,186
		330,119
Holding Companies-Diversified - 0.3%
Ackermans & van Haaren NV	146	19,874
Bollore SA	5,784	23,096
Sofina SA	93	12,610
Wendel SA	180	21,277
		76,857
Home Furnishings - 0.1%
Rational AG	24	10,881
SEB SA	159	20,005
		30,886
Household Products/Wares - 0.4%
Henkel AG & Co. KGaA	690	72,579
Societe BIC SA	159	20,777
		93,356
Insurance - 6.4%
Aegon NV	11,218	60,695
Ageas	1,161	49,606
Allianz SE	2,686	454,650
Assicurazioni Generali SpA	7,435	118,305
AXA SA	11,361	278,644
CNP Assurances	972	18,242
Euler Hermes Group	93	8,392
Hannover Rueck SE	355	38,955
Mapfre SA	5,994	18,117
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	852	159,851
NN Group NV	1,967	69,498
Poste Italiane SpA (b)	2,696	16,924
Sampo OYJ - Class A	2,775	128,512
SCOR SE	926	31,343
Talanx AG	222	7,615
UnipolSai SpA	6,220	12,932
Vienna Insurance Group AG Wiener Versicherung Gruppe	226	5,493
		1,477,774
Internet - 0.3%
Iliad SA	139	29,702
United Internet AG	697	29,115
		58,817
Investment Companies - 0.3%
Corp. Financiera Alba SA	103	4,824
EXOR NV	608	27,671
Groupe Bruxelles Lambert SA	458	38,955
		71,450
Iron/Steel - 0.8%
Acerinox SA	818	11,210
ArcelorMittal (a)	10,809	83,884
ThyssenKrupp AG	2,503	63,092
Voestalpine AG	671	28,394

		186,580
Lodging - 0.2%
Accor SA	1,035	41,904
Machinery-Diversified - 1.4%
Alstom SA (a)	904	25,617
ANDRITZ AG	424	22,870
CNH Industrial NV	5,410	47,889
GEA Group AG	1,045	43,138
KION Group AG	390	23,703
Kone OYJ - Class B	2,240	101,318
MAN SE	208	21,544
Metso OYJ	789	24,240
Zardoya Otis SA	1,110	9,346
		319,665
Media - 1.8%
Altice NV - Class A (a)	2,206	48,295
Altice NV - Class B (a)	709	15,598
Axel Springer SE	267	14,043
Lagardere SCA	676	16,937
Mediaset Espana Comunicacion SA	1,072	13,088
Mediaset SpA	4,424	18,893
ProSiebenSat.1 Media SE	1,257	53,301
RTL Group SA	228	17,369
SFR Group SA (a)	542	15,716
Telenet Group Holding NV (a)	288	15,427
Vivendi SA	6,577	120,272
Wolters Kluwer NV	1,720	65,645
		414,584
Metal Fabricate/Hardware - 0.2%
Tenaris SA	2,785	48,614
Miscellaneous Manufacturing - 2.6%
Siemens AG	4,483	562,583
Wartsila OYJ Abp	919	46,081
		608,664
Oil & Gas - 5.2%
Enagas SA	1,338	32,788
Eni SpA	14,528	222,856
Galp Energia SGPS SA	2,820	41,462
Gas Natural SDG SA	1,813	34,876
Hellenic Petroleum SA (a)	414	1,935
Italgas SpA (a)	2,888	10,974
Motor Oil Hellas Corinth Refineries SA	327	4,695
Neste OYJ	756	26,328
OMV AG	849	29,662
Repsol SA	6,462	95,289
Snam SpA	14,440	54,870
TOTAL SA	12,831	646,294
		1,202,029
Oil & Gas Services - 0.3%
Saipem SpA (a)	33,863	17,272
TechnipFMC PLC (a)	1,818	59,583
		76,855

Packaging & Containers - 0.1%
Huhtamaki OYJ	617	22,646
Pharmaceuticals - 5.7%
Bayer AG	4,877	538,584
Grifols SA	1,959	41,914
Ipsen SA	204	15,790
Merck KGaA	762	83,616
Orion OYJ - Class B	599	27,882
Recordati SpA	601	17,069
Sanofi	6,583	529,355
UCB SA	711	48,907
		1,303,117
Pipelines - 0.1%
Koninklijke Vopak NV	392	16,806
Private Equity - 0.1%
Eurazeo SA	247	15,193
Real Estate - 0.8%
Deutsche Wohnen AG - Class BR	1,986	64,617
LEG Immobilien AG	371	29,100
Vonovia SE	2,748	89,796
		183,513
Retail - 2.0%
FF Group (a)	201	3,845
Fielmann AG	148	10,327
GrandVision NV (b)	300	7,147
HUGO BOSS AG	379	24,262
Industria de Diseno Textil SA	6,250	206,017
JUMBO SA	569	7,985
Kering	439	104,353
Luxottica Group SpA	1,051	56,376
Salvatore Ferragamo SpA	278	7,338
Zalando SE (a) (b)	620	24,433
		452,083
Semiconductors - 1.7%
ASML Holding NV	1,893	229,690
Infineon Technologies AG	6,613	121,288
STMicroelectronics NV	3,657	48,083
		399,061
Software - 2.8%
Amadeus IT Holding SA	2,446	112,867
Dassault Systemes SE	747	57,802
SAP SE	5,271	481,551
		652,220
Telecommunications - 5.1%
Deutsche Telekom AG	19,180	334,591
Elisa OYJ	940	31,690
Eutelsat Communications SA	966	16,450
Hellenic Telecommunications Organization SA	1,434	13,050
Koninklijke KPN NV	18,319	52,682
Nokia OYJ	33,709	151,015
Orange SA	11,247	173,923
Proximus SADP	826	23,687

SES SA	2,109	41,003
Telecom Italia SpA (a)	59,079	50,702
Telecom Italia SpA - Savings Shares	35,541	25,380
Telefonica Deutschland Holding AG	4,035	16,813
Telefonica SA	25,255	243,321
Telekom Austria AG	470	2,896
		1,177,203
Transportation - 1.0%
bpost SA	590	14,248
Deutsche Post AG	5,608	187,397
Groupe Eurotunnel SE	2,713	25,207
		226,852
Water - 0.3%
Suez	1,908	28,898
Veolia Environnement SA	2,747	46,690
		75,588
TOTAL COMMON STOCKS (Cost $20,745,582)		21,749,147

EXCHANGE TRADED FUNDS - 2.5%
iShares MSCI Eurozone ETF	16,291	575,724
TOTAL EXCHANGE TRADED FUNDS (Cost $554,194)		575,724

PREFERRED STOCKS - 1.9%
Auto Manufacturers - 1.1%
Bayerische Motoren Werke AG	321	24,031
Porsche Automobil Holding SE	903	54,101
Volkswagen AG	1,082	168,079
		246,211
Chemicals - 0.1%
FUCHS PETROLUB SE	410	18,717
Electric - 0.0% (c )
RWE AG	193	1,935
Electronics - 0.1%
Sartorius AG	220	15,437
Household Products/Wares - 0.5%
Henkel AG & Co. KGaA	1,023	124,459
Pharmaceuticals - 0.1%
Grifols SA - Class B	1,518	25,940
TOTAL PREFERRED STOCKS (Cost $412,011)		432,699

REITS - 1.0%
Fonciere Des Regions	216	17,966
Gecina SA	236	30,393
ICADE	208	14,712
Klepierre	1,210	45,913
Unibail-Rodamco SE	580	133,331
TOTAL REITS (Cost $289,691)		242,315

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (d)	11,614	11,614
TOTAL SHORT-TERM INVESTMENTS (Cost $11,614)		11,614

Total Investments (Cost $22,013,092) - 100.0%		23,011,499
Liabilities in Excess of Other Assets - 0.0% (c )		(936)
TOTAL NET ASSETS - 100.0%		$23,010,563

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $200,697 or 0.87% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of January 31, 2017.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$22,013,092
Gross unrealized appreciation	2,360,047
Gross unrealized depreciation	(1,361,640)
Net unrealized appreciation	$998,407

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 82.0%
Advertising - 1.8%
Omnicom Group, Inc.	789	$67,578
Aerospace/Defense - 2.7%
Boeing Co.	481	78,605
Spirit AeroSystems Holdings, Inc. - Class A	364	21,858
		100,463
Airlines - 5.4%
Alaska Air Group, Inc.	378	35,464
Delta Air Lines, Inc.	1,518	71,710
JetBlue Airways Corp. (a)	1,092	21,414
United Continental Holdings, Inc. (a)	1,059	74,628
		203,216
Apparel - 0.8%
Michael Kors Holdings Ltd (a)	700	29,967
Auto Manufacturers - 2.0%
Ford Motor Co.	5,989	74,024
Auto Parts & Equipment - 1.8%
Allison Transmission Holdings, Inc.	573	20,044
Lear Corp.	336	47,742
		67,786
Biotechnology - 4.6%
Amgen, Inc.	509	79,750
Gilead Sciences, Inc.	1,012	73,320
United Therapeutics Corp. (a)	129	21,108
		174,178
Building Materials - 1.0%
Owens Corning	420	23,205
USG Corp. (a)	498	15,234
		38,439
Chemicals - 0.6%
Cabot Corp.	196	10,852
Versum Materials, Inc. (a)	368	10,286
		21,138
Commercial Services - 1.3%
LSC Communications, Inc.	407	10,672
ManpowerGroup, Inc.	239	22,815
Robert Half International, Inc.	304	14,306
		47,793
Computers - 8.3%
Amdocs Ltd	335	19,668
Apple, Inc.	667	80,940
Conduent, Inc. (a)	836	12,501
HP, Inc.	4,848	72,962
International Business Machines Corp.	458	79,930
NetApp, Inc.	916	35,101
Teradata Corp. (a)	424	12,449
		313,551

Engineering & Construction - 1.7%
Chicago Bridge & Iron Co NV	666	22,118
Fluor Corp.	342	18,981
Jacobs Engineering Group, Inc. (a)	365	21,371
		62,470
Food - 2.6%
Pilgrim’s Pride Corp.	883	16,901
Tyson Foods, Inc. - Class A	1,276	80,120
		97,021
Hand/Machine Tools - 0.3%
Regal Beloit Corp.	181	13,141
Internet - 3.1%
eBay, Inc. (a)	2,579	82,089
F5 Networks, Inc. (a)	167	22,383
GoDaddy, Inc. - Class A (a)	316	11,291
		115,763
Iron/Steel - 0.7%
Steel Dynamics, Inc.	808	27,318
Machinery-Constr&Mining - 0.4%
Oshkosh Corp.	233	16,224
Media - 1.9%
AMC Networks, Inc. - Class A (a)	295	16,918
Discovery Communications, Inc. - Class A (a)	1,957	55,481
		72,399
Metal Fabricate/Hardware - 0.3%
The Timken Co.	253	11,233
Office/Business Equip - 0.8%
Xerox Corp.	4,181	28,974
Oil & Gas - 4.0%
Ensco PLC	3,587	39,170
Rowan Cos. Plc (a)	1,842	33,009
Valero Energy Corp.	1,192	78,386
		150,565
Oil & Gas Services - 0.5%
Dril-Quip, Inc. (a)	138	8,583
Oceaneering International, Inc.	415	11,558
		20,141
Pharmaceuticals - 9.1%
AmerisourceBergen Corp.	930	81,170
Cardinal Health, Inc.	1,035	77,584
Express Scripts Holding Co. (a)	969	66,745
Mallinckrodt PLC (a)	673	32,795
McKesson Corp.	510	70,966
Premier, Inc. - Class A (a)	410	13,063
		342,323
Retail - 9.6%
Bed Bath & Beyond, Inc.	579	23,363
Best Buy Co., Inc.	1,318	58,677
Brinker International, Inc.	199	8,855
CVS Health Corp.	945	74,475
Dillard’s, Inc. - Class A	199	11,232
Gap, Inc.	1,470	33,854
Kohl’s Corp.	858	34,174
Nu Skin Enterprises, Inc. - Class A	154	7,990
Staples, Inc.	2,172	19,982

Urban Outfitters, Inc. (a)	334	8,864
Wal-Mart Stores, Inc.	1,035	69,076
Williams-Sonoma, Inc.	231	11,137
		361,679
Semiconductors - 5.3%
Lam Research Corp.	433	49,734
QUALCOMM, Inc.	1,113	59,468
Skyworks Solutions, Inc.	442	40,549
Teradyne, Inc.	536	15,212
Xilinx, Inc.	586	34,105
		199,068
Shipbuilding - 0.6%
Huntington Ingalls Industries, Inc.	127	24,633
Software - 8.8%
Activision Blizzard, Inc.	2,053	82,551
CA, Inc.	1,006	31,458
Citrix Systems, Inc. (a)	406	37,023
Donnelley Financial Solutions, Inc. (a)	179	4,310
Nuance Communications, Inc. (a)	1,155	18,318
Oracle Corp.	1,904	76,370
VMware, Inc. - Class A (a)	931	81,500
		331,530
Telecommunications - 2.0%
Cisco Systems, Inc.	2,506	76,984
TOTAL COMMON STOCKS (Cost $3,077,089)		3,089,599

REITS - 17.9%
Alexandria Real Estate Equities, Inc.	330	36,571
Camden Property Trust	366	30,587
Care Capital Properties, Inc.	1,005	24,833
CoreCivic, Inc.	491	14,259
Corporate Office Properties Trust	584	18,583
CubeSmart	689	17,315
Healthcare Trust of America, Inc. - Class A	568	16,512
Highwoods Properties, Inc.	637	32,748
Kilroy Realty Corp.	412	30,838
Kimco Realty Corp.	2,118	52,717
Mid-America Apartment Communities, Inc.	351	33,327
National Retail Properties, Inc.	774	33,746
Omega Healthcare Investors, Inc.	1,294	41,499
Retail Properties of America, Inc.	1,806	27,036
SL Green Realty Corp.	682	74,317
Sun Communities, Inc.	343	27,015
Taubman Centers, Inc.	325	23,023
Ventas, Inc.	1,234	76,101
Weingarten Realty Investors	551	19,632
WP Carey, Inc.	710	43,977
TOTAL REITS (Cost $671,238)		674,636

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (b)	4,657	4,657
TOTAL SHORT-TERM INVESTMENTS (Cost $4,657)		4,657

Total Investments (Cost $3,752,984) - 100.0%	3,768,892
Other Assets in Excess of Liabilities - 0.0% (c)	1,314
TOTAL NET ASSETS - 100.0%	$3,770,206

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) Rate disclosed is the seven day yield as of January 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$3,752,984
Gross unrealized appreciation	81,122
Gross unrealized depreciation	(65,214)
Net unrealized depreciation	$15,908

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.4%
Australia - 3.5%
AGL Energy Ltd	7,898	$135,370
Amcor Ltd.	16,311	176,894
Caltex Australia Ltd.	3,888	84,332
CIMIC Group Ltd.	3,782	98,381
Coca-Cola Amatil Ltd.	12,884	95,269
GPT Group	31,587	112,112
Telstra Corp. Ltd.	234,075	887,609
		1,589,967
Britain - 2.8%
Unilever NV	21,697	875,867
WPP PLC	16,691	387,191
		1,263,058
Canada - 1.5%
BCE, Inc.	15,112	681,245
Denmark - 2.0%
Novo Nordisk A/S	25,171	904,021
Finland - 0.7%
Kone OYJ - Class B	6,750	305,311
France - 6.0%
Cie de Saint-Gobain	6,565	322,456
Orange SA	45,605	705,232
Renault SA	3,683	331,504
Sanofi	10,675	858,402
Vinci SA	6,742	472,344
		2,689,938
Germany - 2.8%
Bayer AG	9,081	1,002,846
Evonik Industries AG	7,945	257,128
		1,259,974
Hong Kong - 1.9%
Chow Tai Fook Jewellery Group Ltd.	286,146	244,144
Li & Fung Ltd.	241,900	105,378
NWS Holdings Ltd.	68,637	123,670
PCCW Ltd.	160,530	97,656
Power Assets Holdings Ltd.	29,987	288,125
		858,973
Israel - 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	77,168	134,702
Teva Pharmaceutical Industries Ltd	13,611	445,570
		580,272
Japan - 5.0%
Bridgestone Corp.	9,813	360,068
Canon, Inc.	18,740	555,179
Fuji Heavy Industries Ltd	8,906	358,102
ITOCHU Corp.	19,656	270,877
Japan Airlines Co Ltd	4,607	146,970
Lawson, Inc.	1,160	84,655
Oracle Corp. Japan	4,270	239,008
Sumitomo Corp.	16,932	212,344
		2,227,203
Jersey - 0.3%
United Co. RUSAL PLC	213,386	133,660
Netherlands - 2.2%
Koninklijke Ahold Delhaize NV	14,925	317,318
Koninklijke KPN NV	226,657	651,821
		969,139
New Zealand - 0.4%
Fletcher Building Ltd.	9,075	69,913
Meridian Energy Ltd.	54,353	104,881
		174,794

Norway - 1.2%
Telenor ASA	35,315	559,179
Republic of Korea - 0.3%
Kia Motors Corp.	4,440	139,072
Singapore - 1.2%
Genting Singapore PLC	143,261	98,601
Hutchison Port Holdings Trust - Class U	322,917	137,240
Keppel Corp Ltd	35,053	153,459
Singapore Press Holdings Ltd.	24,696	60,454
StarHub Ltd.	46,054	97,052
		546,806
South Korea - 3.0%
Korea Electric Power Corp.	17,155	626,650
KT&G Corp.	1,545	133,614
POSCO	975	227,368
SK Innovation Co. Ltd.	1,093	147,665
SK Telecom Co. Ltd.	1,160	222,597
		1,357,894
Spain - 4.2%
Endesa SA	21,681	445,744
Repsol SA	28,756	424,037
Telefonica SA	104,504	1,006,853
		1,876,634
Sweden - 2.7%
Telefonaktiebolaget LM Ericsson - Class B	102,432	604,842
Telia Co. AB	153,685	623,202
		1,228,044
Switzerland - 9.7%
ABB Ltd.	29,322	694,270
Kuehne + Nagel International AG - Class R	1,778	242,205
Nestle SA	12,747	931,341
Novartis AG	12,609	923,169
Roche Holding AG	3,928	924,889
SGS SA	102	215,637
Swisscom AG	1,029	452,342
		4,383,853
United Kingdom - 9.6%
BT Group PLC	165,525	632,710
Centrica PLC	136,972	386,495
Diageo PLC	32,690	906,171
Imperial Brands PLC	19,397	896,389
Next PLC	2,045	98,531
Rio Tinto PLC	22,524	989,185
Sky PLC	32,326	407,069
		4,316,550
United States - 32.1%
AbbVie, Inc.	14,357	877,356
AT&T, Inc.	22,101	931,778
Cisco Systems, Inc.	29,174	896,225
Eaton Corp. PLC	5,518	390,564
Emerson Electric Co.	7,940	465,760
Ford Motor Co.	69,717	861,702
HP, Inc.	22,722	341,966
Intel Corp.	24,981	919,801
International Business Machines Corp.	5,333	930,715
Kimberly-Clark Corp.	4,190	507,535
L Brands, Inc.	3,207	193,094
Las Vegas Sands Corp.	13,417	705,466
LyondellBasell Industries NV - Class A	5,483	511,399
McDonald’s Corp.	7,216	884,465
Merck & Co., Inc.	13,959	865,318
Pfizer, Inc.	26,978	856,012
Philip Morris International, Inc.	9,689	931,404
Procter & Gamble Co.	10,356	907,186
QUALCOMM, Inc.	12,959	692,399
Thomson Reuters Corp. (a)	8,641	387,343
Valero Energy Corp.	6,211	408,435
		14,465,923

TOTAL COMMON STOCKS (Cost $42,030,323)		42,511,510

REITS - 5.3%
Australia - 0.9%
Dexus Property Group	17,171	116,942
Goodman Group	23,809	124,952
Vicinity Centres	89,643	194,437
		436,331
Singapore - 0.2%
CapitaLand Mall Trust	63,934	88,007
United States - 3.6%
AvalonBay Communities, Inc.	1,618	280,415
GGP, Inc.	9,813	243,755
Public Storage	2,121	456,015
Ventas, Inc.	6,379	393,393
Welltower, Inc.	7,203	477,559
		1,851,137
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,467,506)		2,375,475

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
STIT-Government & Agency Portfolio, Institutional Class, 0.470% (b)	134,442	134,442
TOTAL MONEY MARKET FUNDS (Cost $134,442)		134,442

Total Investments (Cost $44,632,271) - 100.0%		45,021,427
Other Assets in Excess of Liabilities - 0.0% (c )		18,652
TOTAL NET ASSETS - 100.0%		$45,040,079

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Rate disclosed is the seven day yield as of January 31, 2017.
(c) Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$44,632,271
Gross unrealized appreciation	1,749,600
Gross unrealized depreciation	(1,360,444)
Net unrealized appreciation	$389,156

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”).  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

Pacer Trendpilot 750 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$403,702,718	$-	$-	$403,702,718
Real Estate Investment Trusts	15,961,550	-	-	15,961,550
Short-Term Investments	436,135	-	-	436,135
Total Investments in Securities	$420,100,403	$-	$-	$420,100,403
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 450 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$202,922,580	$-	$-	$202,922,580
Real Estate Investment Trusts	31,611,353	-	-	31,611,353
Short-Term Investments	202,000	-	-	202,000
Total Investments in Securities	$234,735,933	$-	$-	$234,735,933
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,878,124	$-	$-	$58,878,124
Real Estate Investment Trusts	131,786	-	-	131,786
Short-Term Investments	28,869	-	-	28,869
Total Investments in Securities	$59,038,779	-	-	$59,038,779
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,749,147	$-	$-	$21,749,147
Exchange Traded Funds	575,724	-	-	575,724
Preferred Stocks	432,699	-	-	432,699
Real Estate Investment Trusts	242,315	-	-	242,315
Short-Term Investments	11,614	-	-	11,614
Total Investments in Securities	$23,011,499	$-	$-	$23,011,499
^ See Schedule of Investments for sector breakouts.
Pacer US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,089,599	$-	$-	$3,089,599
Real Estate Investment Trusts	674,636	-	-	674,636
Short-Term Investments	4,657	-	-	4,657
Total Investments in Securities	$3,768,892	$-	$-	$3,768,892
^ See Schedule of Investments for sector breakouts.
Pacer Global Cash Cows Dividend ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,511,510	$-	$-	$42,511,510
Real Estate Investment Trusts	2,375,475	-	-	2,375,475
Short-Term Investments	134,442	-	-	134,442
Total Investments in Securities	$45,021,427	$-	$-	$45,021,427
^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Funds recognized no transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Pacer Funds Trust

By (Signature and Title)             /s/ Joe Thomson
   Joe M. Thomson, President (Principal Executive Officer)

Date        3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Joe Thomson
   Joe M. Thomson, President (Principal Executive Officer)

Date        3/10/2017

By (Signature and Title)*          /s/ Sean O’Hara
   Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date        3/10/2017

* Print the name and title of each signing officer under his or her signature.